     As filed with the Securities and Exchange Commission on July 18, 2000
                                             Registration No. 33-00488/811-04416

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             /x/

                         POST-EFFECTIVE AMENDMENT NO. 52
                                                                             /x/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                             /x/

                                Amendment No. 51
                                                                             /x/


                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)


                           One Freedom Valley Drive
                           Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                            18th and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                 P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):

        [ ] immediately upon filing pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(i)

        [ ] on (date) pursuant to paragraph (a)(i)

        [ ] on (date) pursuant to paragraph (b)

        [X] 75 days after filing pursuant to paragraph (a)(ii)

        [ ] on (date) pursuant to paragraph (a)(iii) of rule 485.

If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           ==========================

The Title of Securities Being Registered . . . . Shares of beneficial interest

                                  ARMADA FUNDS
                   CLASS A, CLASS B, CLASS C SHARES (RETAIL)
                       AND CLASS I SHARES (INSTITUTIONAL)
                                   PROSPECTUS
                                OCTOBER 2, 2000
                       ARMADA STRATEGIC INCOME BOND FUND
                               INVESTMENT ADVISER
                  NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          HOW TO READ THIS PROSPECTUS

    The Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A, Class B, Class C and Class I Shares of the Strategic Income Bond Fund (the Fund) before investing. Please read this prospectus and keep it for future reference.

    The Trust also offers Retail and Institutional Shares of the following portfolios in separate prospectuses which are available by calling 1-800-622-FUND (3863).

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada Equity Index Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund

Armada Limited Maturity Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund
Armada Michigan Municipal Bond Fund
Armada National Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund
Armada Government Money Market Fund
Armada Money Market Fund
Armada Ohio Municipal Money Market Fund
Armada Pennsylvania Tax Exempt
Money Market Fund
Armada Tax Exempt Money Market Fund
Armada Treasury Money Market Fund
Armada Treasury Plus Money Market Fund

    THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                PAGE
                                                              --------
Armada Strategic Income Bond Fund...........................      4
More Information About Risk.................................      7
The Fund's Other Investments................................     10
The Investment Adviser and Investment Team..................     10
Purchasing, Selling and Exchanging Fund Shares..............     11
Dividends and Taxes.........................................     20

INTRODUCTION

    The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

    Fund performance is measured against an index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

    Class A, Class B, Class C and Class I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

    CLASS A SHARES

    - FRONT-END SALES CHARGE

    - 12B-1 FEES

    - $500 MINIMUM INITIAL INVESTMENT

    CLASS B SHARES

    - CONTINGENT DEFERRED SALES CHARGE

    - HIGHER 12B-1 FEES

    - $500 MINIMUM INITIAL INVESTMENT

    CLASS C SHARES

    - CONTINGENT DEFERRED SALES CHARGE

    - HIGHER 12B-1 FEES

    - $500 MINIMUM INITIAL INVESTMENT

    CLASS I SHARES

    - NO SALES CHARGE

    - 12B-1 FEES

    - NO MINIMUM INITIAL INVESTMENT

    - ONLY AVAILABLE THROUGH AUTHORIZED INSTITUTIONS

RISK/RETURN SUMMARY

    The Fund has its own investment goal and strategies for reaching that goal. The investment management team invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in this Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment management team's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

    No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

    An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

    The value of your investment in the Fundis based primarily on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

                       ARMADA STRATEGIC INCOME BOND FUND

FUND SUMMARY

INVESTMENT GOAL                       High current income with some capital appreciation

INVESTMENT FOCUS                      A combination of investment grade, high-yield and foreign
                                      fixed income securities

SHARE PRICE VOLATILITY                Medium to high
(RELATIVE TO MUTUAL FUNDS
GENERALLY)

PRINCIPAL INVESTMENT STRATEGY         Allocating assets among different fixed income security
                                      sectors, including U.S. and foreign issues, with a
                                      significant portion rated below investment grade. The Fund will normally maintain a dollar-weighted average maturity
                                      of between four and twelve years

INVESTOR PROFILE                      Investors seeking a high level of current income, and who
                                      are willing to accept the risks of investing in fixed
                                      income securities, including high-yield and foreign fixed
                                      income securities

PRINCIPAL INVESTMENT STRATEGIES

    The Armada Strategic Income Bond Fund's investment objective is to provide high current income by investing in three major sectors of fixed income securities: domestic investment grade fixed income securities, domestic high-yield fixed income securities and fixed income securities of issuers in developed foreign countries. The types of fixed income securities in which the Fund will invest include asset-backed securities, mortgage-backed securities and obligations of corporate and U.S. Government issuers. Corporate obligations may include bonds, notes and debentures issued by companies headquartered in the U.S. or developed foreign countries. U.S. Government securities may include U.S. Treasury obligations and obligations of certain U.S. Government agencies or instrumentalities. High-yield fixed income securities are commonly referred to as "junk bonds." The investment objective may be changed without a shareholder vote. The Adviser allocates between 15% and 65% of the Fund's assets to each of the three major sectors of fixed income securities based on its analysis of the fixed income markets. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. High-yield fixed income securities are those rated below investment grade or are unrated and determined by the Adviser to be equivalent to a non-investment grade security. The Fund does not intend to invest in high-yield fixed income securities rated by Standard & Poors, at the time of purchase, below C or are of equivalent quality. If a security is downgraded below C, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

    In buying and selling particular securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers, currencies and market sectors. The Fund generally maintains a dollar-weighted average maturity of between four and twelve years, however there is no limit on the maturity of any single security. The portfolio will also make extensive use of derivative instruments and swaps.

    Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING

    The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

    High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

    Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

    An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

    The Fund is also subject to debt extension risk. Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

    The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

    The Fund invests in leveraged instruments, such as futures and options contracts. The more the Fund invests in these leveraged instruments, the greater the possibility for gains or losses on those investments.

    The Fund is also subject to the risk that any or all of its fixed income market segments may underperform other segments of the fixed income market or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

    There is no performance information for the Fund because it has not completed a full calendar year of operations.

    The performance of Class A, Class B, Class C and Class I Shares will differ due to differences in expenses.

FUND FEES AND EXPENSES

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS A       CLASS B       CLASS C       CLASS I
                                                        --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)(1)....................    4.75%         None          None          None

Maximum Deferred Sales Charge (Load) (as a percentage
  of net asset value).................................    None          5.00%(2)      1.00%(3)      None

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and other Distributions (as a percentage
  of offering price)..................................    None          None          None          None

Redemption Fee (as a percentage of amount redeemed, if
  applicable).........................................    None          None          None          None

Exchange Fee..........................................    None          None          None          None

    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                         CLASS A       CLASS B       CLASS C       CLASS I
                                                         --------      --------      --------      --------
Investment Advisory Fees...........................        0.55%         0.55%         0.55%         0.55%

Distribution and Service (12b-1) Fees..............        0.10%(4)      0.75%         0.75%         0.10%(4)

Other Expenses.....................................        0.45%*        0.45%*        0.45%*        0.20%*
                                                         ------        ------        ------        ------

Total Annual Fund Operating Expenses                       1.10%(4)      1.75%         1.75%         0.85%(4)

------------------------

*   "Other Expenses" are based on estimated amounts for the current fiscal year.

(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."

(3) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

(4) The Fund's total actual annual operating expenses for Class A and Class I Shares will be less than the amounts shown above because the Distributor will waive a portion of the fees in order to keep total operating expenses for Class A and Class I Shares at a specified level. With these fee waivers, the Fund's actual total operating expenses for Class A and Class I will be 1.04% and 0.79%, respectively. The Distributor may discontinue all or part of these waivers at any time.

    For more information about these fees, see "Investment Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

    The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                                               1 YEAR    3 YEARS
                                                              --------   --------
Class A Shares..............................................    $  582     $  808

Class B Shares..............................................    $  678     $  951

Class C Shares..............................................    $  278     $  551

Class I Shares..............................................    $   87     $  271

    IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                                               1 YEAR    3 YEARS
                                                              --------   --------
Class B Shares..............................................    $  178     $  551

Class C Shares..............................................    $  178     $  551

                          MORE INFORMATION ABOUT RISK

    FIXED INCOME RISK--The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

        CALL RISK--During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fundto invest the resulting proceeds at lower interest rates.

        CREDIT RISK--The possibility that an issuer will be unable to make timely payments of either principal or interest.

        EVENT RISK--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of thediversification provided by the Fund's multiple holdings.

        HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:

    - High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by Standard and Poor's Ratings

      Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's")) due to changes in the issuer's creditworthiness.

    - The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

    - Market prices for high-yield, lower rated securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

    - The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

        MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

    ASSET-BACKED SECURITIES RISK--Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

    FOREIGN SECURITY RISKS--Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

    In addition to these risks, certain foreign securities may be subject to the following additional risk factors:

        CURRENCY RISK--Investments in foreign securities denominated in foreign currencies involve additional risks, including:

    - The value of the Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

    - The Fund may incur substantial costs in connection with conversions between various currencies.

    - The Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

        HEDGING RISK--Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including:

    - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

    - There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

    - There may not be a liquid secondary market for a futures contract or option.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

        LEVERAGING RISK--Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

    - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged fund.

    - There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

    - Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out its futures or options contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    In addition, the following leveraged instruments are subject to certain specific risks:

        DERIVATIVES RISK--The Fund uses derivatives to attempt to achieve its investment objective, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash, U.S. Government securities, or other securities which the investment management team deems appropriate to cover expected payments owed on derivative contracts.

        FUTURES--Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

        OPTIONS--The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

        Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

                          THE FUND'S OTHER INVESTMENTS

    In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, the Trust cannot guarantee that the Fund will achieve its investment goal.

    The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic, market, political or other conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term high quality debt instruments that would not ordinarily be consistent with the Fund's principal investment strategies. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

                     INVESTMENT ADVISER AND INVESTMENT TEAM

    The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

    The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

    National City Investment Management Company ("IMC"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Fund. On June 30, 2000, IMC had approximately $25.55 billion in assets under management.

    IMC utilizes a team approach for management of the Fund. The Taxable Fixed Income Team and the International Equity Team are jointly responsible for the day-to-day management of the Fund. No one person is primarily responsible for making investment recommendations to the team.

THE ADVISER'S PAST PERFORMANCE

    Since November 1, 1996, the Adviser has managed some assets as part of a larger portfolio of a retirement trust, the National City Non-Contributory Retirement Trust-Strategic Income (the "Retirement Trust Assets"). These assets are managed by the Adviser using policies and strategies similar to, though not always identical to, those used by the Adviser to manage the Fund. A composite of the performance of these assets is listed below. The performance data for these assets does not reflect the deduction for fees and expenses. If the performance was adjusted to reflect the fees and expenses of the Fund, the composite's performance would be lower. Also listed below are two indices. The indices used in the comparison are unmanaged indices which assume the reinvestment of dividends on securities in the index, and are generally considered to be representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth below.

    The assets managed by the Adviser are not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act"), and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these assets is not intended to predict or suggest the performance of the Fund, but rather to provide the shareholder with information about the historical investment performance of the Fund's Adviser.

                                                                 ONE YEAR        SINCE INCEPTION
                                                              (ENDED 6/30/00)   (NOVEMBER 1, 1996)
                                                              ---------------   ------------------
Retirement Trust Assets.....................................            0.30%        4.26%
Lehman Aggregate Bond Index(1)..............................            4.56%        6.01%
Lehman High-Yield Index(2)..................................           -1.03%        4.94%
Lehman G-7 Index (ex-U.S.)(3)...............................            3.09%        2.44%
Hybrid Index(4).............................................            2.28%        4.56%

------------------------

(1) The Lehman Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(2) The Lehman High-Yield Index is an unmanaged, market value-weighed index that tracks the daily price-only, coupon and total return performance of noninvestment grade, fixed rate, publicly placed, dollar-denominated and nonconvertible debt registered with the U.S. Securities and Exchange Commission.

(3) The Lehman G-7 Index (ex-U.S.) is a sub-group of the Lehman Global Treasury Index which tracks fixed-rate, non-convertible, local currency and ECU denominated sovereign debt issues which have at least one year remaining to maturity. The Lehman G-7 (ex-U.S.) Index is geographically limited to the "G-7" group of industrialized countries, excluding the United States (Canada, Germany, France, Italy, Japan, and the United Kingdom). The country components are weighted according to market capitalization.

(4) The Hybrid Index is an index composed of one-third of each index listed above.

                 PURCHASING, SELLING AND EXCHANGING FUND SHARES

    This section tells you how to purchase, sell (sometimes called "redeem") or exchange Class A, Class B, Class C and Class I Shares of the Fund.

    The classes have different expenses and other characteristics.

CLASS A SHARES

    - Front-end sales charge

    - 12b-1 fees

    - $500 minimum initial investment--no subsequent minimum

CLASS B SHARES

    - Contingent deferred sales charge

    - Higher 12b-1 fees

    - $500 minimum initial investment--no subsequent minimum

CLASS C SHARES

    - Contingent deferred sales charge

    - Higher 12b-1 fees

    - $500 minimum initial investment--no subsequent minimum

CLASS I SHARES

    - No sales charge

    - 12b-1 fees

    - No minimum investment amount--no subsequent minimum

    - Only available through authorized institutions

    For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50.

    Class A and Class B Shares are for individual, corporate investors and retirement plans. Class C Shares are for individual investors and retirement plans. Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-622-FUND (3863).

HOW TO PURCHASE INSTITUTIONAL CLASS SHARES

    You may buy Institutional Class Shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

HOW TO PURCHASE RETAIL SHARES

    You may purchase shares directly by:

    - Mail

    - Telephone

    - Internet

    - Wire or

    - Automated Clearing House (ACH)

    To purchase shares directly from us, please call 1-800-622-FUND (3863), log on to our website at WWW.ARMADAFUNDS.COM, or complete and send in the enclosed application. Unless you arrange to pay by wire or ACH, write your check, payable in U.S. dollars, to "Armada Funds (Fund name)." The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

    To purchase shares by wire, call 1-800-622-FUND (3863) to set up your account to accommodate wire transactions. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve system with same-day availability) should be wired to:

    State Street Bank and Trust Company
    ABA #011000028
    Account
    (Account Registration)
    (Account Number)
    (Wire Control Number) *See Below*

    Prior to sending wires, please be sure to call 1-800-622-FUND (3863) to receive a wire control number to be included in the body of the wire (see above).

    Note: Your bank may charge you a fee for this service.

BUYING OR SELLING RETAIL SHARES THROUGH A FINANCIAL INTERMEDIARY

    You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

    Your investment representative is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

    You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

    The Trust may reject any purchase or redemption order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

    The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge. The NAV per share of the Fund is calculated each Business Day at 4:00 p.m. (Eastern Time), the regularly-scheduled close of normal trading on the New York Stock Exchange.

    So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order before 4:00 p.m. (Eastern Time) and federal funds (readily available funds) before 2:00 p.m. (Eastern Time) the following day.

HOW WE CALCULATE NAV

    NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund less liabilities and class expenses.

    In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

    The Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of this Fund's investments may change on days when you cannot buy and hold shares of the Fund.

PLANNED INVESTMENT PROGRAM

    If you have a checking or savings account with a bank, you may purchase Class A, Class B or Class C Shares automatically through regular deductions from your account in amounts of at least $50 per month.

    With a $50 minimum initial investment, you may begin regularly scheduled investments on a monthly or quarterly basis.

SALES CHARGES

    FRONT-END SALES CHARGES--CLASS A SHARES

    The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

    The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                         SALES CHARGE AS A % OF                         DEALERS' REALLOWANCE
                                           OFFERING PRICE PER     AS A % OF NET ASSET    AS A % OF OFFERING
IF YOUR INVESTMENT IS:                           SHARE              VALUE PER SHARE       PRICE PER SHARE
----------------------                   ----------------------   -------------------   --------------------
Less than $50,000......................           4.75                    5.00                  4.50
$50,000 but less than $100,000.........           4.00                    4.20                  3.75
$100,000 but less than $250,000........           3.75                    3.90                  3.50
$250,000 but less than $500,000........           2.50                    2.80                  2.25
$500,000 but less than $1,000,000......           2.00                    2.00                  1.75
$1,000,000 or more.....................           0.00                    0.00                  0.00

    With respect to purchases of $1,000,000 or more of the Fund, the Adviser may pay from its own funds a fee of 1% of the amount invested to the financial institution placing the purchase order. A 1% sales charge will be assessed against a shareholder's fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more.

    WAIVER OF FRONT-END SALES CHARGE--CLASS A SHARES

    The front-end sales charge will be waived on Class A Shares purchased:

    - by Trustees and Officers of the Trust and their immediate families (spouse, parents, siblings, children and grandchildren);

    - by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/retirement plans of NCC or any of its affiliates and their immediate families;

    - by direct transfer of rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

    - by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing though "one stop" networks;

    - by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients.

REPURCHASE OF CLASS A SHARES

    You may repurchase any amount of Class A Shares of the Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

REDUCED SALES CHARGES--CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase
Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

    If you do not purchase the amount of shares indicated in the Letter, the Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the time of fulfillment, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. YOU MUST NOTIFY THE FUND OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT.

CONTINGENT DEFERRED SALES CHARGES--CLASS B AND CLASS C SHARES

    You do not pay a sales charge when you purchase Class B or Class C Shares. The offering price of Class B and Class C Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class C Shares within eighteen months of purchase, you will pay a contingent deferred sales charge as described in the table below for Class B Shares or 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund or to exchanges of Class C Shares of one Fund for Class C Shares of another Fund. After eight years, your Class B Shares are converted to Class A Shares. There is no conversion feature for Class C Shares.

                                                                       CLASS B SHARES
                                                              CONTINGENT DEFERRED SALES CHARGE
                                                                 AS A PERCENTAGE OF DOLLAR
YEARS SINCE PURCHASE                                              AMOUNT SUBJECT TO CHARGE
--------------------                                          --------------------------------
First.......................................................                 5.0%
Second......................................................                 5.0%
Third.......................................................                 4.0%
Fourth......................................................                 3.0%
Fifth.......................................................                 2.0%
Sixth.......................................................                None
Seventh.....................................................                None
Eighth......................................................                None

    When an investor redeems his or her Class B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those Class B Shares that are not subject to the deferred sales load (i.e. Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B Shares that have been held the longest.

    The contingent deferred sales charge will be waived if you sell your Class B or Class C Shares for the following reasons:

    - redemptions following the death or disability of a shareholder;

    - redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

    - minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

    - redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;

    - redemptions by a settlor of a living trust;

    - redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

    - return of excess contributions;

    - redemptions following the death or disability of both shareholders in the case of joint accounts;

    - exchanges of Class B or Class C Shares between Class B or Class C Shares of the other funds, respectively, of the Trust; and

    - distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

GENERAL INFORMATION ABOUT SALES CHARGES--CLASS A, CLASS B AND CLASS C SHARES

    Your securities dealer is paid a commission when you buy Class A Shares and is paid a servicing fee. Your securities dealer is paid a commission when you buy Class B or Class C Shares and is paid a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

    From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR INSTITUTIONAL CLASS SHARES

    Holders of Institutional Class Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

    If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

    The sale price of each share will be the next NAV determined after the Fund receives your request.

HOW TO SELL YOUR RETAIL SHARES

    Holders of Class A, Class B or Class C Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

    If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail, by Internet at www.armadafunds.com or by telephone at 1-800-622-FUND (3863). The minimum amount for telephone and Internet redemptions is $100.

    If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

    If you would like to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

    The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less, in the case of Class B and Class C Shares, any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your purchase, exchange or redemption and that the Fund has received the appropriate assets.

    When an Investor redeems his or her Class B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those Class B Shares that are not subject to the deferred sales load (i.e., Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B Shares that have been held the longest.

SYSTEMATIC WITHDRAWAL PLAN

    If you hold Class A, Class B or Class C Shares and have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. There will be no deferred sales charge on systematic withdrawals made on Class B or Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance.

INVOLUNTARY SALE OF YOUR SHARES

    If you hold Class A, Class B or Class C Shares and your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

ADDITIONAL SALES INFORMATION--RETAIL SHARES AND INSTITUTIONAL SHARES

    RECEIVING YOUR MONEY

    Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. The Trust does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

    REDEMPTIONS IN KIND

    We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

    SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

    The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

    HOW TO EXCHANGE YOUR SHARES

    If you hold Class A, Class B or Class C Shares you may exchange your shares on any Business Day by contacting us directly by mail, Internet or telephone.

    You may also exchange shares through your financial institution by mail or telephone. Requests to exchange into a new fund must be for an amount of at least $500.

    The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing--switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling. As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material action is taken.

    IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

    When you exchange shares, you are really selling your shares and buying shares of other funds offered by the Trust. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

    CLASS A SHARES

    You may exchange Class A Shares of the Fund for Class A Shares of any other fund offered by the Trust. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a fund with the same, lower or no sales charge there is no incremental sales charge for the exchange in this manner.

    CLASS B SHARES

    You may exchange Class B Shares of the Fund for Class B Shares of any other fund offered by the Trust. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

    CLASS C SHARES

    You may exchange Class C Shares of the Fund for Class C Shares of any other fund offered by the Trust. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner.

    TELEPHONE AND INTERNET TRANSACTIONS

    Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

    The Fund has adopted a distribution plan under Rule 12b-1, pursuant to the 1940 Act, that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

    Distribution fees, as a percentage of average daily net assets are as follows:

 CLASS A     CLASS B    CLASS C     CLASS I
----------   --------   --------   ----------
0.04%(1,2)   0.75%(1)   0.75%(1)   0.04%(1,2)

------------------------

(1) As of the date of this Prospectus, the Strategic Income Bond Fund had not yet commenced operations. The amounts indicated are the distribution fees the Fund intends to charge upon start up of operations.

(2) The Fund is eligible to charge up to 0.10% for distribution fees on Class A and Class I shares.

    The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.

                              DIVIDENDS AND TAXES

    The Fund will distribute its income monthly. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

    You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

    FEDERAL TAXES

    The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

    You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

    You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund (or an in-kind redemption), based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

    The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

    The Fund's investment in foreign securities may be subject to foreign withholding taxes which may reduce the Fund's yield. The Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

    The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

    STATE AND LOCAL TAXES

    Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on securities issued by the U.S. Government and its agencies and instrumentalities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

    MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                  ARMADA FUNDS

INVESTMENT ADVISER

National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

    More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

    The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

    These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI , ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-622-FUND (3863)

BY MAIL:
P.O. Box 8421
Boston, MA 02266-8421

BY INTERNET: www.armadafunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the EDGAR Database on the SEC's website
(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

    The Armada Fund's Investment Company Act registration number is 811-4416.

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                              ______________, 2000


                           STRATEGIC INCOME BOND FUND



















This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the Strategic Income Bond Fund of Armada Funds (the "Trust"), dated _______, 2000 for Class A, Class B, Class C and Class I Shares of the Fund, as such Prospectus may be amended or supplemented from time to time. A copy of the Prospectus may be obtained by calling or writing the Trust at 1-800-622-FUND (3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS

                                                                                                               Page
STATEMENT OF ADDITIONAL INFORMATION..............................................................................1
INVESTMENT OBJECTIVE AND POLICIES................................................................................1
INVESTMENT LIMITATIONS..........................................................................................23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................................25
DESCRIPTION OF SHARES...........................................................................................27
ADDITIONAL INFORMATION CONCERNING TAXES.........................................................................32
TRUSTEES AND OFFICERS...........................................................................................33
ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS.......................38
SHAREHOLDER SERVICES PLANS......................................................................................42
PORTFOLIO TRANSACTIONS..........................................................................................43
AUDITORS........................................................................................................44
COUNSEL.........................................................................................................44
YIELD AND PERFORMANCE INFORMATION...............................................................................44
CODES OF ETHICS.................................................................................................47
MISCELLANEOUS...................................................................................................47
APPENDIX A.....................................................................................................A-1
APPENDIX B.....................................................................................................B-1

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information should be read in conjunction with the Prospectus that describes the Strategic Income Bond Fund (the "Fund"). The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus for the Fund.

     The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ABOUT FUND MANAGEMENT

     Further information on the management strategies, techniques, policies and related matters concerning National City Investment Management Company ("IMC" or the "Adviser") may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also, "Yield and Performance Information" below.

ADDITIONAL INFORMATION ABOUT THE FUND

     The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Fund in its Prospectus.

     The Fund will normally allocate between 15% and 65% of its assets in each of the following three types of fixed income securities: domestic investment grade fixed income securities, domestic high-yield fixed income securities, and fixed income securities of issuers in developed foreign countries, based on the Adviser's analysis of the fixed income markets. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. High-yield fixed income securities are those rated below investment grade. Under normal market conditions, the Fund maintains an average dollar-weighted portfolio maturity of four to twelve years.

     The Fund may invest up to 65% of its net assets in non-rated securities and securities rated below investment grade. For a discussion of risk factors relating to such securities, see "Ratings Criteria," below.

RATINGS CRITERIA

          Appendix A contains descriptions of the rating symbols used by Standard & Poor's Rating Group ("S&P"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Fund.

          The Fund may invest in investment grade debt securities which are rated at the time of purchase within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), Fitch (AAA, AA, A and
BBB) or Duff (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P, Fitch or Duff) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

          The Fund may also invest in debt securities rated below investment grade. While any investment carries some risk, certain risks associated with lower rated securities are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in the Fund's net asset value per share.

          In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by the Fund. Current laws, such as those requiring federally insured savings and loan associations to remove investments in lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

          The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

          If an issuer of a security held by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund's net asset value. In general, both the prices and yields of lower rated securities will fluctuate.

          In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, the Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

          The ratings of Moody's, S&P, Fitch and Duff evaluate the safety of a lower rated security's principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Adviser performs its own analysis of the issuers of lower rated securities purchased by the Fund. Because of this, the Fund's performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

          The Adviser continuously monitors the issuers of lower rated securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

          In the event that, subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below C, the Adviser will consider whether the Fund should continue to hold the security.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INSTRUMENTS

CORPORATE DEBT OBLIGATIONS

          The Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

SHORT TERM OBLIGATIONS

          The Fund may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less) such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and guaranteed investment contracts.

During temporary defensive periods, the Fund may hold up to 100% of its total assets in these types of obligations.

          Investments include commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) and must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F-2" or better by Fitch, "Duff 2" or better by Duff or, if unrated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. In addition, the Fund may invest in Canadian Commercial Paper (CCP), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

          Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

GOVERNMENT SECURITIES

          The Fund may invest in direct obligations of the U.S. Treasury and U.S. government agencies and investment companies that invest in such obligations. Examples of the types of U.S. government obligations that may be held by the Fund include the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Instruments."

U.S. TREASURY OBLIGATIONS AND RECEIPTS

          The Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

          The Fund may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), Liquid Yield Option Notes (LYONs), and Certificates of Accrual on Treasury Securities
(CATS). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury.

          Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

FOREIGN SECURITIES AND CURRENCIES

          The Fund may invest between 15% and 65% of its total assets at the time of purchase in securities issued by foreign issuers either directly or indirectly through American, European or Global Depository Receipt (see "American, European and Global Depository Receipts" below).

          Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

          Since the Fund will invest substantially in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by the Fund. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.

          The conversion of the eleven member states of the European Union to a common currency, the "euro," occurred on January 1, 1999. As a result of the conversion, securities issued by the member states are subject to certain risks, including competitive implications of increased price transparency of European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in euro; an issuer's ability to make any required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002); currency exchange rate risk and derivatives exposure (including the disappearance of price sources, such as certain interest rate indices); and continuity of material contracts and potential tax consequences. Other risks include whether the payment and operational systems of banks and other financial institutions continue to function properly after the conversion date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of participating European countries will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the possible admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro.

          These or other factors, including political and economic risks, could cause market disruptions after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Fund. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

          The expense ratio of the Fund can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, increased costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.

          Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS

          The Fund may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), and Global Depository Receipts ("GDRs"). ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to the Fund's limitation with respect to illiquid securities.

          The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

FOREIGN GOVERNMENT OBLIGATIONS

          The Fund may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of developed countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government.

FOREIGN CURRENCY TRANSACTIONS

          In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allows the Fund to establish a rate of exchange for a future point in time.

          When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

          When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

          A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

EXCHANGE RATE-RELATED SECURITIES

          The Fund may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

GUARANTEED INVESTMENT CONTRACTS ("GICS")

          The Fund may make limited investments in "GICs" issued by U.S. insurance companies. When investing in "GICs," the Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to the Fund monthly a guaranteed minimum interest which is based on an index. GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets.

REPURCHASE AGREEMENTS

          Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions, such as banks and broker-dealers, which the Fund's Adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

          The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

          The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

DOLLAR ROLLS

          The Fund may invest in reverse repurchase agreements in the form of Dollar Rolls. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. At the time the Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

LENDING OF PORTFOLIO SECURITIES

          The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which its Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

          The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

VARIABLE AND FLOATING RATE INSTRUMENTS

          The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

ILLIQUID SECURITIES

          The Fund will not invest more than 15% its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

CONVERTIBLE SECURITIES

          The Fund may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

DERIVATIVE INSTRUMENTS

          The Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).

          Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

          With respect to the portion of the Fund's investments invested in derivatives, the Fund's Adviser has determined that the risk features that must distinguish derivatives from other investment instruments (and which heavily influence the market, volatility and leveraging, liquidity, and pricing risks referred to above) can be described generally as "structural risk." Structural risk refers to the contractual features of an investment that can cause its total return to vary with changes in interest rates or other variables. Structural risk is not unique to derivatives, but because derivatives often are created through the intricate division of the cash flows of the underlying security, they can (but do not necessarily) present a high degree of structural risk. Structural risk can arise from variations in coupon levels, principal, and/or average life.

          The Adviser has adopted the following internal policies concerning management of the structural risk inherent in derivative instruments in the fixed income portion of the Fund's portfolio. The risk to the Fund due to the use of such derivatives will be limited to the principal invested in such instruments. When the Fund engages in short sales "against the box," risk of loss will be limited to the value of the securities "in the box." The Adviser does NOT presently intend to invest in the following types of derivatives which are structured instruments, such as range notes, dual index notes, leveraged or deleveraged bonds, inverse floaters, index amortizing notes and other structured instruments having similar cash flow characteristics.

          The Fund may invest in mortgage-backed derivative securities, including CMOs, provided that they are not identified by the advisers as "high risk securities" by certain quantitative tests that are generally accepted standards in the investment industry.

          Other derivative instruments that are suitable for investment include asset-backed securities such as those backed by automobile loans or credit card receivables. All such securities, however, must conform to the structural risk standards stated above (i.e. not present high structural risk).

FUTURES AND RELATED OPTIONS

          The Fund may invest in interest rate, bond index and foreign currency futures contracts and options on these futures contracts in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. The Fund may invest in the instruments described either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

          Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by the Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities a Fund intends to purchase.

          The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          The Fund intends to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with the Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

     RISK FACTORS ASSOCIATED WITH FUTURES AND RELATED OPTIONS

          To the extent the Fund is engaging in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in its portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

          Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          Although the Fund intends to enter into futures contracts and options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

          The primary risks associated with the use of futures contracts and options are:

          1. the imperfect correlation between the change in market value of the securities held by the Fund and the price of the futures contract or option;

          2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

          3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and

          4. the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

MORTGAGE-BACKED SECURITIES

          The Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), or private mortgage conduits.

          Mortgage-backed securities represent an ownership interest in a pool of mortgages, the interest and principal payments on which may be guaranteed by an agency or instrumentality of the U.S. government, although not necessarily by the U.S. government itself. Mortgage-backed securities include CMOs and mortgage pass-through certificates.

          Mortgage pass-through certificates, which represent interests in pools of mortgage loans, provide the holder with a pro rata interest in the underlying mortgages. One type of such certificate in which the Fund may invest is a GNMA Certificate which is backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Another type is a FNMA Certificate, the principal and interest of which are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. government. Another type is a FHLMC Participation Certificate which is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security it is not guaranteed by the full faith and credit of the U.S. government. Privately issued mortgage backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the Adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

          The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Trust's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Fund, the maturity of mortgage-backed securities will be based on estimates of average life.

          Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

          These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

ASSET-BACKED SECURITIES

          The Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Fund may include collateralized mortgage obligations (CMOs) issued by private companies.

          In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

          The Fund may invest in securities the timely payment of principal and interest on which are guaranteed by the GNMA a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

INTEREST RATE SWAPS

          The Fund may enter into interest rate swaps for hedging purposes and not for speculation. The Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest of a predefined "index," such as an exchange of fixed rate payments for floating rate payments.

          The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff or Fitch, or "A" or "P-1" or better by Moody's or the claims paying ability of the other party is deemed creditworthy and any such obligation the Fund may have under such an arrangement will be covered by setting aside liquid high grade securities in a segregated account.

          The Fund will only enter into swaps on a net basis, (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Fund and its Adviser believes that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

          If there is a default by the other party to a swap transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

ZERO COUPON OBLIGATIONS

          The Fund may invest in zero coupon obligations. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.

INCOME PARTICIPATION LOANS

          The Fund may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

          Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

WHEN-ISSUED SECURITIES

          The Fund may purchase securities Fund on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery security that the Fund may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

          When the Fund agrees to purchase when-issued securities, the custodian sets aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

          When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

SECURITIES OF OTHER INVESTMENT COMPANIES

          Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

          The Fund may invest in securities issued by other investment companies. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

          Not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Adviser.

OTHER DEBT SECURITIES

          The Fund may also invest in other debt securities which may include: equipment lease and trust certificates; state, municipal and private activity bonds; and securities of supranational organizations such as the World Bank. Some of the securities in which the Fund invests may have warrants or options attached.

          The Fund's appreciation may result from an improvement in the credit standing of an issuer whose securities are held or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

PORTFOLIO TURNOVER

          The Fund may engage in short-term trading and may sell securities which have been held for periods ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in interest rates or security prices or in order to take advantage of what the Fund's Adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase the Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs.

          The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making decisions. Under normal market conditions, the Fund's portfolio turnover is expected to be around 100%, but could be higher.


                             INVESTMENT LIMITATIONS

          The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

          As used in this Statement of Additional Information, a "vote of the holders of a majority of the outstanding shares" of the Trust or the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or Fund or (b) 67% or more of the shares of the Trust or Fund present at a meeting if more than 50% of the outstanding shares of the Trust or Fund are represented at the meeting in person or by proxy.

          The Fund may not:

          1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

               (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

               (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

               (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

               (d) personal credit and business credit businesses will be considered separate industries.

          2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

          3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

          4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "Commodities" includes Commodity Contracts.

          6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.


          For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

          Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

          In addition, the Fund is subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

          The Fund may not:

          1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

          2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

          3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          4. Purchase securities of companies for the purpose of exercising control.

          5. Invest more than 15% of its net assets in illiquid securities.

          6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with the Fund's investment practices described in its Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Fund at P.O. Box 8421, Boston, MA 02266-8421. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

          The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC;
(b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          As described in the Prospectus, Class I Shares of the Fund are sold to certain qualified investors at their net asset value without a sales charge. Class A Shares of the Fund are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge as described in the Prospectus. Class B Shares of the Fund are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus. Class C Shares of the Funds are sold to public investors at net asset value but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectus. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

          As of the date of this Statement of Additional Information, the Fund had not commenced operations.

          Automatic investment programs, such as the Planned Investment Program ("Program") described in the Prospectus, offered by the Fund permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 Index or Lehman Intermediate Government Index.

OFFERING PRICE PER CLASS A SHARE OF THE FUND

          An illustration of the computation of the offering price per Class A share of the Fund, based on the estimated value of its net assets and number of outstanding shares on its commencement date, is as follows:


                           STRATEGIC INCOME BOND FUND

Net Assets of A Shares......................................              $10.00

Outstanding A Shares........................................                   1


                                      -26-

Net Asset Value Per Share...................................              $10.00

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)..................................              $  .50

Offering to Public..........................................              $10.50


EXCHANGE PRIVILEGE

          Investors may exchange all or part of their Class A Shares, Class B Shares or Class C Shares as described in the Prospectus. Any rights an Investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in the Fund's Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

          By use of the exchange privilege, the Investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The Investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class B Shares or Class C Shares and the account number. The Transfer Agent's records of such instructions are binding.


                              DESCRIPTION OF SHARES

          The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Funds as follows, and as further described in the Statements of Additional Information and the related Prospectuses:

Money Market Fund
         Class A                                              Class I Shares
         Class A - Special Series 1                           Class A Shares
         Class A - Special Series 2                           Class B Shares
         Class A - Special Series 3                           Class C Shares
Government Money Market Fund


                                      -27-

         Class B                                              Class I Shares
         Class B - Special Series 1                           Class A Shares
Treasury Money Market Fund
         Class C                                              Class I Shares
         Class C - Special Series 1                           Class A Shares
Tax Exempt Money Market Fund
         Class D                                              Class I Shares
         Class D - Special Series 1                           Class A Shares
         Class D - Special Series 2                           Class B Shares
Equity Growth Fund
         Class H                                              Class I Shares
         Class H - Special Series 1                           Class A Shares
         Class H - Special Series 2                           Class B Shares
         Class H - Special Series 3                           Class C Shares
Intermediate Bond Fund
         Class I                                              Class I Shares
         Class I - Special Series 1                           Class A Shares
         Class I - Special Series 2                           Class B Shares
         Class I - Special Series 3                           Class C Shares
Ohio Tax Exempt Bond Fund
         Class K                                              Class I Shares
         Class K - Special Series 1                           Class A Shares
         Class K - Special Series 2                           Class B Shares
         Class K - Special Series 3                           Class C Shares
National Tax Exempt Bond Fund
         Class L                                              Class I Shares
         Class L - Special Series 1                           Class A Shares
         Class L - Special Series 2                           Class B Shares
         Class L - Special Series 3                           Class C Shares
Equity Income Fund
         Class M                                              Class I Shares
         Class M - Special Series 1                           Class A Shares
         Class M - Special Series 2                           Class B Shares
         Class M - Special Series 3                           Class C Shares
Small Cap Value Fund
         Class N                                              Class I Shares
         Class N - Special Series 1                           Class A Shares
         Class N - Special Series 2                           Class B Shares
         Class N - Special Series 3                           Class C Shares
Limited Maturity Bond Fund
         Class O                                              Class I Shares
         Class O - Special Series 1                           Class A Shares
         Class O - Special Series 2                           Class B Shares
         Class O - Special Series 3                           Class C Shares
Total Return Advantage Fund


                                      -28-

         Class P                                              Class I Shares
         Class P - Special Series 1                           Class A Shares
         Class P - Special Series 2                           Class B Shares
         Class P - Special Series 3                           Class C Shares
Pennsylvania Tax Exempt Money Market Fund
         Class Q                                              Class I Shares
         Class Q - Special Series 1                           Class A Shares
Bond Fund
         Class R                                              Class I Shares
         Class R - Special Series 1                           Class A Shares
         Class R - Special Series 2                           Class B Shares
         Class R - Special Series 3                           Class C Shares
GNMA Fund
         Class S                                              Class I Shares
         Class S - Special Series 1                           Class A Shares
         Class S - Special Series 2                           Class B Shares
         Class S - Special Series 3                           Class C Shares
Pennsylvania Municipal Bond Fund
         Class T                                              Class I Shares
         Class T - Special Series 1                           Class A Shares
         Class T - Special Series 2                           Class B Shares
         Class T - Special Series 3                           Class C Shares
International Equity Fund
         Class U                                              Class I Shares
         Class U - Special Series 1                           Class A Shares
         Class U - Special Series 2                           Class B Shares
         Class U - Special Series 3                           Class C Shares
Equity Index Fund
         Class V                                              Class I Shares
         Class V - Special Series 1                           Class A Shares
         Class V - Special Series 2                           Class B Shares
         Class V - Special Series 3                           Class C Shares
Core Equity Fund
         Class W                                              Class I Shares
         Class W - Special Series 1                           Class A Shares
         Class W - Special Series 2                           Class B Shares
         Class W - Special Series 3                           Class C Shares
Small Cap Growth Fund
         Class X                                              Class I Shares
         Class X - Special Series 1                           Class A Shares
         Class X - Special Series 2                           Class B Shares
         Class X - Special Series 3                           Class C Shares
Tax Managed Equity Fund
         Class Z                                              Class I Shares
         Class Z - Special Series 1                           Class A Shares


                                      -29-

         Class Z - Special Series 2                           Class B Shares
         Class Z - Special Series 3                           Class C Shares
Balanced Allocation Fund
         Class AA                                             Class I Shares
         Class AA - Special Series 1                          Class A Shares
         Class AA - Special Series 2                          Class B Shares
         Class AA - Special Series 3                          Class C Shares
Ohio Municipal Money Market Fund
         Class BB                                             Class I Shares
         Class BB - Special Series 1                          Class A Shares
Treasury Plus Money Market Fund
         Class CC                                             Class I Shares
         Class CC - Special Series 1                          Class A Shares
U.S. Government Income Fund
         Class DD                                             Class I Shares
         Class DD - Special Series 1                          Class A Shares
         Class DD - Special Series 2                          Class B Shares
         Class DD - Special Series 3                          Class C Shares
Mid Cap Growth Fund
         Class GG                                             Class I Shares
         Class GG - Special Series 1                          Class A Shares
         Class GG - Special Series 2                          Class B Shares
         Class GG - Special Series 3                          Class C Shares
Michigan Municipal Bond Fund
         Class HH                                             Class I Shares
         Class HH - Special Series 1                          Class A Shares
         Class HH - Special Series 2                          Class B Shares
         Class HH - Special Series 3                          Class C Shares
Large Cap Ultra Fund
         Class II                                             Class I Shares
         Class II - Special Series 1                          Class A Shares
         Class II - Special Series 2                          Class B Shares
         Class II - Special Series 3                          Class C Shares
Strategic Income Bond Fund
         Class JJ                                             Class I Shares
         Class JJ - Special Series 2                          Class A Shares
         Class JJ - Special Series 2                          Class B Shares
         Class JJ - Special Series 3                          Class C Shares

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

          Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, only Class B Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class B Shares, and only Class C Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares.

          Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

          The Fund will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

          If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

          The Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

          The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

          In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


                              TRUSTEES AND OFFICERS

          The trustees and executive officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                                    PRINCIPAL OCCUPATION
                                                 POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                 THE TRUST                          AND OTHER AFFILIATIONS
----------------                                 ------------                       ----------------------
Robert D. Neary                                  Chairman of the Board and Trustee  Retired Co-Chairman of Ernst & Young,
32980 Creekside Drive                                                               April 1984 to September 1993; Director,
Pepper Pike, OH  44124                                                              Cold Metal Products, Inc., since March
Age 66                                                                              1994; Director, Strategic Distribution,
                                                                                    Inc., since January 1999.  Trustee, The
                                                                                    Armada Advantage Fund, since 1998.

Herbert R. Martens, Jr.*                         President and Trustee              Executive Vice President, National City
c/o NatCity Investments, Inc.                                                       Corporation (bank holding company),
1965 East Sixth Street                                                              since July 1997; Chairman, President and
Cleveland, OH  44114                                                                Chief Executive Officer, NatCity
Age 47                                                                              Investments, Inc. (investment banking),
                                                                                    since July 1995; President and Chief
                                                                                    Executive Officer, Raffensberger, Hughes
                                                                                    & Co. (broker-dealer) from 1993 until
                                                                                    1995; President, Reserve Capital Group,
                                                                                    from 1990 until 1993. Trustee, The
                                                                                    Armada Advantage Fund, since 1998.


                                      -33-

                                                                                    PRINCIPAL OCCUPATION
                                                 POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                 THE TRUST                          AND OTHER AFFILIATIONS
----------------                                 ------------                       ----------------------
Leigh Carter*                                    Trustee                            Retired President and Chief Operating
13901 Shaker Blvd., #6B                                                             Officer, B.F. Goodrich Company, August
Cleveland, OH  44120                                                                1986 to September 1990; Director, Adam
Age 74                                                                              Express Company (closed-end investment
                                                                                    company), April 1982 to December 1997;
                                                                                    Director, Acromed Corporation; (producer
                                                                                    of spinal implants), June 1992 to March
                                                                                    1998; Director, Petroleum & Resources
                                                                                    Corp., April 1987 to December 1997;
                                                                                    Director, Morrison Products
                                                                                    (manufacturer of blower fans and air
                                                                                    moving equipment), since April 1983;
                                                                                    Director, Kirtland Capital Corp.
                                                                                    (privately funded investment group),
                                                                                    since January 1992; Director, Truseal
                                                                                    Technologies (manufacturer of insulated
                                                                                    glass sealants), since April 1997.
                                                                                    Trustee, The Armada Advantage Fund,
                                                                                    since 1998.

John F. Durkott                                  Trustee                            President and Chief Operating Officer,
8600 Allisonville Road                                                              Kittle's Home Furnishings Center, Inc.,
Indianapolis, IN  46250                                                             since January 1982; partner, Kittle's
Age 55                                                                              Bloomington Properties LLC, since
                                                                                    January 1981; partner, KK&D LLC, since
                                                                                    January 1989; partner, KK&D II LLC,
                                                                                    since February 1998; (affiliated real
                                                                                    estate companies of Kittle's Home
                                                                                    Furnishings Center, Inc.). Trustee, The
                                                                                    Armada Advantage Fund, since 1998.

Robert J. Farling                                Trustee                            Retired Chairman, President and Chief
1608 Balmoral Way                                                                   Executive Officer, Centerior Energy
Westlake, OH  44145                                                                 (electric utility), March 1992 to October
Age 63                                                                              1997; Director, National City Bank until
                                                                                    October 1997; Director, Republic
                                                                                    Engineered Steels, October 1997 to
                                                                                    September 1998.  Trustee, The Aramada
                                                                                    Advantage Fund, since 1998.


                                      -34-

                                                                                    PRINCIPAL OCCUPATION
                                                 POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                 THE TRUST                          AND OTHER AFFILIATIONS
----------------                                 ------------                       ----------------------
Richard W. Furst, Dean                           Trustee                            Garvice D. Kincaid Professor of Finance
2133 Rothbury Road                                                                  and Dean, Gatton College of Business and
Lexington, KY  40515                                                                Economics, University of Kentucky, since
Age 61                                                                              1981; Director, The Seed Corporation
                                                                                    (restaurant group), since 1990;
                                                                                    Director; Foam Design, Inc.,
                                                                                    (manufacturer of industrial and
                                                                                    commercial foam products), since 1993;
                                                                                    Director, Office Suites Plus, Inc.
                                                                                    (office buildings) since 1999; Director,
                                                                                    ihigh.com, Inc., (Internet company)
                                                                                    since 1999; Trustee, The Armada
                                                                                    Advantage Fund, since 1998.

Gerald L. Gherlein                               Trustee                            Executive Vice-President and General
3679 Greenwood Drive                                                                Counsel, Eaton Corporation, since 1991
Pepper Pike, OH  44124                                                              (global manufacturing); Trustee, WVIZ
Age 61                                                                              Educational Television (public
                                                                                    television).  Trustee, The Armada
                                                                                    Advantage Fund, since 1998.

J. William Pullen                                Trustee                            President and Chief Executive Officer,
Whayne Supply Company                                                               Whayne Supply Co. (engine and heavy
1400 Cecil Avenue                                                                   equipment distribution), since 1986;
P.O. Box 35900                                                                      President and Chief Executive Officer,
Louisville, KY 40232-5900                                                           American Contractors Rentals & Sales
Age 60                                                                              (rental subsidiary of Whayne Supply Co.),
                                                                                    since 1988.  Trustee, The Armada Advantage
                                                                                    Fund, since 1998.

W. Bruce McConnel, III                           Secretary                          Partner, Drinker Biddle & Reath LLP,
One Logan Square                                                                    Philadelphia, Pennsylvania (law firm).
18th and Cherry Streets
Philadelphia, PA  19103-6996
Age 56

John Leven                                       Treasurer                          Director of Funds Accounting of SEI
One Freedom Valley Drive                                                            Investments since March 1999; Division
Oaks, PA  19456                                                                     Controller, First Data Corp. from
Age 42                                                                              February 1998 to March 1999; Corporate
                                                                                    Controller, FPS Services, a mutual funds
                                                                                    servicing company, from February 1993 to
                                                                                    February 1998; Treasurer, FPS Broker
                                                                                    Services, Inc. from March 1993 to
                                                                                    December 1998.


                                      -35-

                                                                                    PRINCIPAL OCCUPATION
                                                 POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                 THE TRUST                          AND OTHER AFFILIATIONS
----------------                                 ------------                       ----------------------
Timothy D. Barto                                 Assistant Treasurer                Vice President and Assistant Secretary,
One Freedom Valley Drive                                                            SEI Investments Mutual Funds Services
Oaks, PA  19456                                                                     and SEI Investments Distribution Co.
Age 32                                                                              since November 1999; Associate, Dechert
                                                                                    Price & Rhoads (law firm), 1997 to 1999;
                                                                                    Associate, Richter, Miller & Firm (law
                                                                                    firm); 1994 to 1997.


--------------------

     *Messrs. Carter and Martens are considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.

          As of the date of this Statement of Additional Information, the trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of each of the Funds of the Trust, and less than 1% of the outstanding shares of all of the Funds of the Trust in the aggregate.

          Mr. Martens is an "interested person" because (1) he is an Executive Vice President of National City Corporation, the parent corporation to IMC, which receives fees as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of National City Corporation, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with IMC.

          Mr. Carter is an "interested person" of the Trust, as defined in the 1940 Act, due to his ownership of 7,200 shares of stock of National City Corporation, an affiliate of IMC, the Fund's investment adviser.

          Mr. Leven and Mr. Barto are employed by SEI Investments Mutual Funds Services, which receives fees as Administrator to the Trust. Mr. Barto is also employed by SEI Investments Distribution Co., which receives fees as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which receives fees as counsel to the Trust.

          With respect to the Trust and The Armada Advantage Fund, each trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. The trustees and officers of the Trust own less than 1% of the shares of the Trust.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2000:

                                                    Pension or             Estimated
                                 Aggregate          Retirement Benefits    Approval           Total Compensation
Name of                          Compensation       Accrued as Part of    Benefits Upon      From the Trust and
Person, Position                 from the Trust     the Trust's Expense    Retirement         Fund Complex*
----------------                 --------------     -------------------    ----------         -------------
Robert D. Neary,                                             $0                     $0
Chairman and Trustee

Leigh Carter, Trustee                                        $0                     $0

John F. Durkott, Trustee                                     $0                     $0

Robert J. Farling, Trustee                                   $0                     $0

Richard W. Furst, Trustee                                    $0                     $0

Gerald L. Gherlein, Trustee                                  $0                     $0

Herbert R. Martens, Jr.,                  $0                 $0                     $0                 $0
President and Trustee

J. William Pullen, Trustee                                   $0                     $0


--------------------

* The "Fund Complex" currently consists of Armada Funds and The Armada Advantage Fund and, until June 16, 2000, also included The Parkstone Group of Funds. Each of the Trustees has served as Trustee to all three investment companies. As of June 16, 2000, reorganizations of the portfolios of The Parkstone Group of Funds into portfolios of the Trust were completed.

          The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

          The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense, reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.


                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENTS

          IMC serves as investment adviser to the Fund under an advisory agreement dated _______, 2000 (the "Advisory Agreement").

          The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

          The Advisory Agreement relating to the Fund was approved by the sole shareholder of the Fund as of the day prior to the day it commenced operations. Unless sooner terminated, the Advisory Agreement will continue in effect with respect to the Fund until and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund (as defined in the Fund's Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser or sub-advisers on 60 days written notice, and will terminate immediately in the event of its assignment.


ADMINISTRATION AGREEMENT AND SUB-ADMINISTRATION AGREEMENT

          The Trust and SEI Investments Mutual Funds Services (the "Administrator") entered into an administration agreement (the "Administration Agreement") effective May 1, 1998 for an initial term of two years. The Administration Agreement has been extended on a month-to-month basis after April 30, 2000, by an amendment dated as of February 22, 2000 and by resolution of the Board of Trustees.

          The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

          The Administrator, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in the Administrator. SEI Investments and its affiliates, including the Administrator, are providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

          The Administrator is entitled to receive with respect to the funds, an administrative fee, computed daily and paid monthly, at an annual rate of .07% of the aggregate average daily net assets of all of the investment funds of Armada up to the first eighteen (18) billion dollars in assets, and .06% of the aggregate average daily net assets over eighteen (18) billion dollars in assets, and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the funds.

          National City Bank ("NCB") serves as sub-administrator for each of the funds of the Trust and provides certain services as may be requested by the Administrator from time to time. For its services as Sub-Administrator, NCB receives, from the Administrator, pursuant to its Sub-Administration Agreement with the Administrator, a fee, computed daily and paid monthly, at the annual rate of .01% of the aggregate average daily net assets of all of the investment funds of

Armada up to the first $15 billion, and .015% of the aggregate average daily net assets over $15 billion.

DISTRIBUTION PLANS AND RELATED AGREEMENT

          The Distributor acts as distributor of the Fund's shares pursuant to a distribution agreement with the Trust dated as of May 1, 1998. Shares are sold on a continuous basis.

          Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Service and Distribution Plan for Class A Shares and Class I Shares (the "A and I Shares Plan"), a Class B Shares Distribution and Servicing Plan ("B Shares Plan"), and a Class C Shares Plan (the "C Shares Plan," and, collectively, the "Distribution Plans") which permit the Trust to bear certain expenses in connection with the distribution of Class I Shares and Class A Shares, Class B Shares, or Class C Shares, respectively. As required by Rule 12b-1, the Trust's Distribution Plans and related Distribution Agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Distribution Plans or any agreement relating to the Distribution Plans, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Distribution Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Distribution Plans and related agreements will benefit the Trust and its shareholders.

          Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

          Any change in a Distribution Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Distribution Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreement. The Distribution Plans and related agreement may be terminated as to a particular Fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

          The A and I Shares Plan provides that each fund will reimburse the Distributor for distribution expenses related to the distribution of Class A Shares and Class I Shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. The B Shares Plan provides that each B share class will compensate the Distributor for distribution of Class B Shares in an amount not to exceed .75% of the average net assets of such class. The C Shares Plan provides that each C share class will compensate the Distributor for distribution of Class C Shares in an amount not to exceed .75% of the average net assets of such class. Distribution expenses reimbursable by the Distributor pursuant to each Distribution Plan include direct and indirect costs and expenses incurred in connection with advertising and marketing a fund's shares, and direct and indirect costs and expenses of preparing, printing and distribution of its prospectuses to other than current shareholders.

          The Distribution Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to either Plan or interested persons of any such party and who have no direct or indirect financial interest in either Plan and
(2) the vote of a majority of the entire Board of Trustees.

          Distribution services include broker/dealer and investor support, voice response development, wholesaling services, legal review and NASD filings and transfer agency management. Marketing/Consultation includes planning and development, market and industry research and analysis and marketing strategy and planning.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS

          National City Bank, 1900 East Ninth St., Cleveland, Ohio 44114 serves as the Trust's custodian with respect to the Fund. Under its Custodian Services Agreement, National City Bank has agreed to:

          (i)  maintain a separate account or accounts in the name of the Fund;
          (ii) hold and disburse portfolio securities on account of the Fund;
          (iii) collect and make disbursements of money on behalf of the Fund;
          (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities;
          (v) respond to correspondence by security brokers and others relating to its duties;
          (vi) make periodic reports to the Board of Trustees concerning the Fund's operations.

          National City Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services.

          State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421 Boston, Massachusetts 02266-8421 serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, it has agreed to:

          (i)  issue and redeem shares of the Fund;

          (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders;
         (iii) respond to correspondence by security brokers and others relating to its duties;
          (iv) maintain shareholder accounts;
          (v) make periodic reports to the Board of Trustees concerning the Fund's operations.

          The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the period (as well as the dividends paid during the current period and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with the Fund.


                           SHAREHOLDER SERVICES PLANS

          The Trust has implemented the Shareholder Services Plan for the Fund's Class A Shares, the B Shares Plan for the Fund's Class B Shares and the C Shares Plan for the Fund's Class C Shares. Pursuant to the Shareholder Services Plan and B Shares Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of Class A Shares or Class B Shares in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such shares.

          Pursuant to the C Shares Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of Class C Shares in consideration for the payment of up to .25% (on an annualized basis), of the net asset value of such shares.

          Pursuant to the Shareholder Services Plan for Class A Shares, the B Shares Plan and the C Shares Plan, such services may include:

          (i) aggregating and processing purchase and redemption requests from customers;
          (ii) providing customers with a service that invests the assets of their accounts in Class A Shares, Class B Shares or Class C Shares;
         (iii) processing dividend payments from the Fund;
          (iv) providing information periodically to customers showing their position in Class A Shares, Class B Shares or Class C Shares;
          (v)  arranging for bank wires;
          (vi) responding to customer inquiries relating to the services performed with respect to Class A Shares, Class B Shares or Class C Shares beneficially owned by customers;

         (vii) forwarding shareholder communications; and
        (viii) other similar services requested by the Trust.

          Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS

          Pursuant to its Advisory Agreement with the Trust, IMC is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

          While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

          Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

          The Adviser to the Fund has agreed to maintain a policy and practice of conducting its investment management activities independently of its respective commercial departments all of the Adviser's affiliates. In making investment recommendations for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trusts' accounts are customers of the commercial departments of all of the Adviser's affiliates.

          Investment decisions for the Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the Adviser. Such other Funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.


                                    AUDITORS

          Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust.

                                    COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, are counsel to the Trust and will pass upon the legality of the shares offered hereby.

                        YIELD AND PERFORMANCE INFORMATION

          The Fund's "yield" described in the Prospectus is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:


                        Yield = 2 [((a-b) TO THE POWER OF 6/(cd + 1)) - 1]


     Where:    a =      dividends and interest earned during the period.

               b =      expenses accrued for the period (net of reimbursements).

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

               d = maximum offering price per share on the last day of the period.

          The Fund calculates interest earned on debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "Purchasing, Selling and Exchanging Fund Shares - Sales Charges" in the Prospectus.

          The current yield for each class of shares in the Fund may be obtained by calling the Trust at the telephone number provided on the cover page. Quoted yields are not indicative of future yields. Yields will depend upon factors such as fund maturity, the Fund's expenses and the types of instruments held by the Fund.

          Because the Strategic Income Bond Fund had not commenced operations as of the date of this Statement of Additional Information, no performance information is available for Shares of the Fund.

          The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                              T = [(ERV TO THE POWER OF 1/n/P) - 1]


     Where:          T =      average annual total return

                     ERV    = ending redeemable value at the end of the period
                              covered by the computation of a hypothetical
                              $1,000 payment made at the beginning of the period

                     P =      hypothetical initial payment of $1,000

                     n = period covered by the computation, expressed in terms of years

          The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                 T = (ERV/P) - 1

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on the Fund's investments are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund's investments would increase more quickly than if dividends or other distributions had been paid in cash.

          In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 CODES OF ETHICS

          The Trust, IMC and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The codes of ethics are on public file with, and available from, the Securities Exchange Commission's Public Reference Room in Washington, D.C.


                                  MISCELLANEOUS

          The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

          As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of that Fund.

          As of June 21, 2000, the following persons owned of record 5% or more of the shares of the other funds offered by the Trust:

NAME AND ADDRESS                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
                                                                                     OWNED
INTERNATIONAL EQUITY FUND
(CLASS C SHARES)

First Clearing Corporation                              1,141.8370                   8.69%
A/C 8327-1306
Janyce K White SEP IRA
FCC as Custodian
P.O. Box 831
Logansport, IN  46947-0831

First Clearing Corporation                              2,774.0320                  21.12%
A/C 2125-0724
Keven Crawford IRA
FCC as Custodian
1111 E. St. Rd 14
Winamac, IN  46996

First Clearing Corporation                               692.6090                    5.27%
A/C 1147-1851
Michael C. Anderson
4301 East Market
P.O. Box 179
Logansport, IN  46947-0179

First Clearing Corporation                               848.9520                    6.46%
A/C 7081-0852
Ridgeway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                              1,360.5290                  10.36%
A/C 8645-8446
Ronald W. Watt
127 Public Sq #5200
Cleveland, OH  44114-1216

First Clearing Corporation                              1,259.5110                   9.59%
A/C 4824-4290
John P. Klingbeil &
Georgann Klingbeil
26924 Westwood Lane
Olmsted Falls, OH 44138-1159

First Clearing Corporation                              1,196.3010                   9.11%
A/C 6604-3812
Janet M. Reed IRA
FCC as Custodian
330 Haney Avenue
Logansport, IN  46947-2118


                                      -48-

First Clearing Corporation                              1,261.1050                   9.60%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512

First Clearing Corporation                              1,066.5620                   8.12%
A/C 2144-8605
Thomas L. Curry JR IRA R/O
FCC as Custodian
20571 Ellacott Pkwy #527
Cleveland, OH 44128-4457


INTERNATIONAL EQUITY FUND                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (Reinv)                                13,568,960.3860                28.28%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                   17,761,254.1790                37.01%
C/o National City Bank
Trust Mutual FPS
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                   14,415,300.1600                30.04%
C/o Sheldon & Co.
Trust Mutual FPS
P.O. Box 94777
Cleveland, OH  44101-4777


LARGE CAP ULTRA FUND                                OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Bisys BD Services, Inc.                                59,915.0390                   5.61%
P.O. Box 4054
Concord, CA 94524-4054

Soy Capital AG Services & Trust Co                     87,288.1650                   8.18%
455 N. Main Street
Decatur, IL  62523-1103

SEI Investments Co.                                       4.9460                    100.00%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


                                      -49-


LARGE CAP ULTRA FUND                                OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Shelton & Co. (REINN)                                 6,979,612.1890                51.27%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Shelton & Co. TTEE                                    5,954,036.0250                43.74%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

SEI Investments Co.                                       6.6180                    100.00%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


MID CAP GROWTH FUND                                 OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (Reinv)                                12,147,038.1440                69.91%
Attn.  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    4,551,191.0570                26.19%
c/o National City Bank
Trust Mutual FDS
P.O. Box 94777
Cleveland, OH  44101-4777


TAX MANAGED EQUITY                                  OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A  SHARES)                                                                    OWNED
First Clearing Corporation                             67,470.7440                   5.51%
A/C 2403-5876
Cathleen A. Conry
PO  Box 567
Aurora, OH  44202-0567

NFSC FEBO #Z41-257923                                  79,923.4880                   6.53%
Allison P. Vanhartesveldt
3141 N. Quincy St.
Arlington, VA  22207-4144


                                      -50-


TAX MANAGED EQUITY FUND                             OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
First Clearing Corporation                              3,925.7670                  11.33%
A/C 2809-5755
Florence Dixon
P.O. Box 119
Cooksburg, PA  16217-0119

First Clearing Corporation                              5,763.6890                  16.64%
A/C 8650-9893
Maryla F. White
1313 Lance Drive
Louisville, KY  40216-3930

First Clearing Corporation                              1,770.5380                   5.11%
A/C 3762-1128
Richard L. Gump &
Marla K. Gump
4718 Dennison Avenue
Cleveland, OH  44102-6019

First Clearing Corporation                              2,932.5510                   8.47%
A/C 3281-7977
Edward Folkman
Carol Folkman
7897 Oakhurst Drive
Brecksville, OH 44141-1123

First Clearing Corporation                              3,199.8580                   9.24%
A/C 3204-6205
Anna I. Fierle
Margaret M. Meder
6513 Dennison Blvd.
Parma Heights, OH 44130-4104

First Clearing Corporation                              7,331.3780                  21.17%
A/C 6108-1699
Kenneth A. Otto &
Merilee W. Otto
1710 Rood Point Road
Muskegon, MI  49441-4849

First Clearing Corporation                              2,795.2480                   8.07%
A/C 6960-1719
Pietro Ragone Trust
Domenico Ragone TTEE
3321 Friar Drive
Parma, OH  44134-5518


                                      -51-


TAX MANAGED EQUITY FUND                             OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co TTEE                                     9,259,215.0000                51.36%
C/O National City Bank
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    8,358,046.3240                46.36%
C/O National City Bank
P.O. Box 94777
ATTN:  Trust Mutual Funds
Cleveland, OH 44101-4777


CORE EQUITY FUND                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B SHARES)                                                                     OWNED
First Clearing Corporation                              6,793.4780                   5.12%
A/C 8406-2776
Trionix Research Lab Inc.
8037 Bavaria Road
Twinsberg, OH 44087-2261

First Clearing Corporation                              7,206.6930                   5.43%
Eugene Arrigoni IRA
FCC as Custodian
4101 Grady Smith Road
Loganville, GA 30052-3650


CORE EQUITY FUND                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
Bill Bartley                                             141.8360                   75.26%
476 Baldwin Heights Cir
Howard, OH  43028-9505

SEI Trust Company CUST                                   39.7880                    21.11%
Roth Contribution IRA
Kathleen O'Connor
1365 Clarence Avenue #101
Lakewood, OH 44107-2862


CORE EQUITY FUND                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. TTEE                                     560,731.2250                  6.36%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


                                      -52-

C/O  National City Bank                               8,019,347.7550                90.96%
Shelden & Co.
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777


SMALL CAP VALUE FUND                                OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B  SHARES)                                                                    OWNED
First Clearing Corporation                              2,918.6850                   5.71%
A/C 5072-0540
Judith E. Lewis IRA  R/O
FCC as Custodian
1800 W. Wallings Road
Broadview Hts., OH 44147-1137


SMALL CAP VALUE FUND                                OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C  SHARES)                                                                    OWNED
First Clearing Corporation                               949.3690                   20.42%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA 15853-1002

First Clearing Corporation                              1,282.8840                  27.59%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main St
Cross Plains, WI  53528-9479

First Clearing Corporation                               762.5910                   16.40%
A/C 4089-7905
Hart Road Pathology SC MP
FBO Dr. James Larson
1205 Main St
Cross Plains, WI  53528-9479

First Clearing Corporation                              1,647.2200                  35.43%
A/C 6490-8961
Homer M. Osborne IRA
FCC as Custodian
5 Patricia St.
Charleroi, PA  15022-9439


                                      -53-


SMALL CAP VALUE FUND                                OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I  SHARES)                                                                    OWNED
Sheldon & Co. (Reinv)                                12,335,750.3920                52.99%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         7,306,728.9450                31.38%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                            2,397,547.1420                10.30%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4984


SMALL CAP GROWTH FUND                               OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C  SHARES)                                                                    OWNED
First Clearing Corporation                              1,209.3140                  21.08%
A/C 7081-0852
Ridgeway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               643.8910                   11.22%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC as Custodian
4376 Porter Road
North Olmsted, OH 44070-2520

First Clearing Corporation                              1,311.1030                  22.85%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479

First Clearing Corporation                               780.1900                   13.61%
A/C 4089-7905
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479


                                      -54-

First Clearing Corporation                              1,270.6570                  22.15%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512


SMALL CAP GROWTH FUND                               OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (REINV)                                10,289,093.9410                43.38%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    7,868,636.8490                33.17%
c/o National City Bank
Trust Mutual FDS
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                    4,590,466.2140                19.35%
c/o Sheldon & Co
Trust Mutual FDS
P.O. Box 94777
Cleveland, OH  44101-4777


EQUITY INCOME FUND                                  OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
Sei Trust Company                                       2,488.0120                  36.68%
Cust for the Rollover IRA of
Wallace Strickland
3337 E. 149th St
Cleveland, OH  44128

First Clearing Corporation                              2,353.3150                  34.69%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               625.5970                    9.22%
A/C 4858-4008
Mary S. Kowtun IRA
FCC as Custodian
6417 Rousseau Dr
Parma, OH  44129-6306


                                      -55-

First Clearing Corporation                               974.8500                   14.37%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC as Custodian
4376 Porter Road
North Olmsted, OH 44070-2520


EQUITY INCOME FUND                                  OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (Reinv)                                10,940,321.5070                25.74%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         8,987,586.0190                21.14%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                           20,709,637.4000                48.72%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


EQUITY INDEX FUND                                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
First Clearing Corporation                             44,011.4930                   6.34%
A/C 6956-888
Dr. Frank Radosevich IRA
FCC as Custodian
5632 N. Isabell
Peoria, IL  61614-4135


EQUITY INDEX FUND                                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B SHARES)                                                                     OWNED
S & H Machine Product Inc. PSP                          4,666.4530                   9.89%
Stanimir M. Vitkovic
6180 West Smith Road
Medina, OH  44256-8949

First Clearing Corporation                              2,686.8680                   5.69%
A/C 3878-8265
Donald K. Hansen SEP IRA
FCC as Custodian
1853 Newbury Ct.
Westlake, OH 44145-3331


                                      -56-

First Clearing Corporation                              8,068.6750                  17.10%
A/C 8406-2776
Trionix Research Lab Inc
8037 Bavaria Road
Twinsberg, OH  44087-2261

First Clearing Corporation                              3,970.3510                   8.41%
A/C 1202-4114
Eugene Arrigoni IRA
FCC as Custodian
4101 Grady Smith Road
Loganville, GA  30052-3650

First Clearing Corporation                              4,029.0090                   8.54%
A/C 5236-4538
James T. Lange IRA R/O
FCC as Custodian
5197 E. Farnhurst
Lyndhurst, OH 44124-1237


EQUITY INDEX FUND                                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
First Clearing Corporation                              1,587.3800                   6.99%
A/C 2013-6872
Dominador T. Chan
28643 Estates Court
Solon, OH  44139-1164

First Clearing Corporation                              7,993.9530                  35.18%
A/C 5911-3463
Lyman F. Narten IRA R/O
FCC as Custodian
15155 Heritage Lane
Chagrin Falls, OH 44022-2674

First Clearing Corporation                              3,303.1120                  14.54%
A/C 8645-8446
Ronald W. Watt
127 Public Sq #5200
Cleveland, OH 44114-1216

First Clearing Corporation                              1,536.0980                   6.76%
A/C 6785-6053
John Potochick
10889 Gordon Drive
Parma, OH 44130-5142


                                      -57-

First Clearing Corporation                              2,660.0170                  11.71%
A/C 6835-6607
Betty J. Powers IRA R/O
FCC as Custodian
9838 Burton Dr.
Twinsburg, OH 44087-3206

First Clearing Corporation                              1,636.6610                   7.20%
A/C 2763-4662
Kayle J. Depoy IRA
FCC as Custodian
1168 Forest Park Road
Muskegon, MI  49441-4637


EQUITY INDEX FUND                                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (Reinv)                                23,081,630.8510                79.03%
Attn:  Trust Mutual Funds
Account #1023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    2,034,008.8840                 6.96%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Cash/Reinv)                            3,187,178.9030                10.91%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


BALANCED ALLOCATION FUND                            OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
SEI Trust Company                                        115.9370                   37.06%
Cust for the IRA of
FBO Karen Sherer
2113 Wilkes Way
Lexington, KY  40505-4847

SEI Trust Company Cust                                   187.2820                    59.87%
Roth Contribution IRA
Thomas D. Keller
14422 Orchard Park Avenue
Cleveland, OH  44111-2115


                                      -58-


BALANCED ALLOCATION FUND                            OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. TTEE                                     952,510.7760                  5.02%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                18,022,036.0010                94.98%
Attn:  Trust Mutual Funds
Account  #10023342
P.O. Box 94777
Cleveland, OH  44101-4777


BOND FUND                                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Soy Capital AG Services & Trust Co                     446,596.6880                 30.52%
455 N Main St
Decatur, IL  62523-1103


BOND FUND                                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
First Clearing Corporation                              4,319.6190                  99.75%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002


BOND FUND                                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
C/O National City Bank                               32,054,117.3440                 32.26%
Sheldon & Co
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                        30,197,454.9280                 30.40%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984


                                      -59-

Sheldon & Co. (Cash/Reinv)                           36,276,968.8510                36.51%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


GNMA FUND                                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Post & Co A/C 356678                                   12,334.2530                   9.37%
C/O The Bank of New York
ATTN:  Mutual Funds/Reorg Dept
P.O. Box 1066 Wall St Sta
New York, NY  10286

Schweizer Dipple Inc 401K Plan                          9,288.6610                   7.06%
Dennis J Clark, Sr.
ATTN;  Lynn E. Ulrich
Personal and Confidential
7227 Division Street
Oakwood Village, OH  44146-5405


GNMA FUND                                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B SHARES)                                                                     OWNED
Shore West Construction 401(k) Plan                     2,091.1430                  12.65%
Kenneth M. Sokol
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

Shore West Construction 401(k) Plan                     1,687.4760                  10.21%
Audrey M. Sokol
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

First Clearing Corporation                              4,130.6750                  24.99%
A/C 6379-0631
Jane F. Obodzinski
1205 Brookpark Road
Cleveland, OH 44109-5827

First Clearing Corporation                              1,037.1070                   6.27%
A/C 2054-0408
Clifton Christian Church
ATTN:  Elliott Morris
131 Vernon Avenue
Louisville, KY  40206-2036


                                      -60-

First Clearing Corporation                              2,032.9730                  12.30%
A/C 3204-6207
Anne I Fierle
Margaret M. Meder
6513 Dennison Blvd.
Parma Heights, OH  44130-4104

First Clearing Corporation                              1,552.4170                   9.39%
A/C 4176-6737
Doris J Hoel IRA
FCC as Custodian
13646 Crestway Dr.
Brookpark, OH  44142-2656

First Clearing Corporation                              1,099.2360                   6.65%
A/C 7782-3187
Robert L Scarbro IRA R/O
FCC as Custodian
4763 Brookhigh Dr
Brooklyn, OH 44144-3158

First Clearing Corporation                              2,593.3300                  15.69%
A/C 4220-6879
Emily Lucy Holowaty
Grace C Mazur POA
13527 Byron Blvd
Cleveland, OH  44130-7112


GNMA FUND                                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
First Clearing Corporation                              1,855.8880                  21.57%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                              4,718.0280                  54.83%
A/C 3204-6205
Anna I Fierle
Margaret M Meder
6513 Dennison Blvd
Parma Heights, OH  44130-4104

First Clearing Corporation                               991.3150                   11.52%
A/C 8763-2694
Stanley Woo SEP IRA
FCC as Custodian
3448 W 99th St
Cleveland, OH 44102-4614


                                      -61-

First Clearing Corporation                              1,028.7590                  11.96%
A/C  4568-3896
Robert A Joyce IRA
FCC as Custodian
4709 Wetzel Avenue
Cleveland, OH  44109-5351


GNMA FUND                                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
C/o National City Bank                                1,135,296.4190                 9.18%
Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                   8,711,186.1090                70.46%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                    2,451,076.9800                 19.83%
C/O Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


INTERMEDIATE BOND FUND                              OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Soy Capital AG Services & Trust Co.                    170,722.5700                 15.12%
455 N. Main Street
Decatur, IL  62523-1103


INTERMEDIATE BOND FUND                              OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
SEI Trust Company                                       3,892.4830                  20.21%
Cust for the Rollover IRA of
Wallace Strickland
3337 E 149th Street
Cleveland, OH 44128

First Clearing Corporation                             15,357.5030                   79.74%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512


                                      -62-


INTERMEDIATE BOND FUND                              OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (Reinv)                                 5,716,069.9690                15.44%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                        13,920,364.4490                37.59%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co.                                        12,398,824.6310                33.48%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

SEI Trust Company                                     4,659,441.3020                12.58%
Attn:  Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456


LIMITED MATURITY BOND FUND                          OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Soy Capital AG Services & Trust Co.                    208,281.2210                 21.75%
455 N. Main Street
Decatur, IL  62523-1103

Bisys BD Services, Inc.                                153,372.3470                 16.02%
P.O. Box 4054
Concord, CA  94524-4054


LIMITED MATURITY BOND FUND                          OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B SHARES)                                                                     OWNED
Shore West Construction 401(k) Plan                     4,356.7040                   5.63%
Gary Scothon
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

First Clearing Corporation                              4,300.5390                   5.56%
A/C 4753-9962
Larry D. Kiefer IRA R/O
FCC as Custodian
RR 2 Box 118
Gridley, IL 61744-9304


                                      -63-

First Clearing Corporation                              4,143.3770                   5.36%
A/C 6379-0631
Jane F. Obodzinski
1205 Brookpark Road
Cleveland, OH  44109-5827

First Clearing Corporation                              3,960.7070                   5.12%
A/C 4296-9582
C Edward Howerton
4721 Willowbrook Lane
Decatur, IL  62521-4266

First Clearing Corporation                              4,224.0730                   5.46%
A/C 6309-4604
Marianne Peterson
957 St. John
Lincoln Park, MI  48146

First Clearing Corporation                              3,953.3010                   5.11%
A/C 8016-4073
Martha Fajardo Vaca Cust For
Ernesto Vaca Jr
1271 Northwestern Ave
Gurnee, IL  60031-2364


LIMITED MATURITY BOND FUND                          OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
First Clearing Corporation                              1,830.7320                   99.44%
A/C 7081-0852
Ridgway Community Nurses Svcs
Attn:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002


LIMITED MATURITY BOND FUND                          OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
National City Bank                                    3,422,764.3300                 17.24%
ATTN: Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                    6,796,548.5690                 34.22%
ATTN: Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984


                                      -64-

Sheldon & Co. (Reinv)                                 4,953,961.6090                24.95%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         3,372,268.0530                16.98%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984


TOTAL RETURN ADVANTAGE FUND                         OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Fifth Third Bank TTEE                                  207,736.6560                 38.91%
FBO IBEW 688 RETIRE SAV NAMCO
5/3 a/C # 52-52-002-7034614
P.O. Box 630074
Cincinnati, OH  45263-0001

Fifth Third Bank TTEE                                  219,128.9190                 41.05%
FBO IBEW 688 Pension NAMCO
5/3 A/C #52-52-002-7034515
P.O. Box 630074
Cincinnati, OH  45263-0001


TOTAL RETURN ADVANTAGE FUND                         OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B SHARES)                                                                     OWNED
SEI Investments Co.                                      10.7710                    16.10%
Attn:  Rob Silverstri
One Freedom Valley Drive
Oaks, PA  19456

Audit National City 401(k)                               13.1910                    19.71%
National City Participant
P.O. Box 8431
Boston, MA  02266-8431

Lee Williams Meats Inc. 401 (K) Plan                     13.0560                    19.51%
Joseph C Mossing
2410 Lehman
Toledo, OH 43611-2920

Lee Williams Meats Inc. 401 (K) Plan                      8.4380                    12.61%
Michael B Bailey
506 Arden
Toledo, OH 43605-2316


                                      -65-

Lee Williams Meats Inc. 401 (K) Plan                     21.4560                    32.07%
Carla J Koch
3232 East Manhatten Blvd.
Toledo, OH  43611-1715


TOTAL RETURN ADVANTAGE FUND                         OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
SEI Investments Co                                       10.6160                     100%
Attn:  Rob Silverstri
One Freedom Valley Drive
Oaks, PA  19456


TOTAL RETURN ADVANTAGE FUND                         OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (Reinv)                                17,793,018.4710                50.70%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                         8,226,326.1710                 23.44%
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    5,844,574.2510                16.65%
c/o National City Bank
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777


U.S. GOVERNMENT INCOME FUND                         OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Soy Capital AG Services & Trust Co                     521,641.9730                 22.72%
455 N. Main Street
Decatur, IL  62523-1103

Bisys BD Services, Inc.                                130,530.8570                  5.68%
P.O. Box 4054
Concord, CA 94524-4054


SEI Investments Co.                                      11.2740                    100.00%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


                                      -66-


U.S. GOVERNMENT INCOME FUND                         OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (Reinv)                                 2,486,375.9150                16.45%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co. TTEE                                   12,260,945.8300                81.13%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777


MICHIGAN MUNICIPAL BOND FUND                        OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B SHARES)                                                                     OWNED
First Clearing Corporation                             15,204.6940                   8.95%
A/C 1474-8811
Marion E. Belloni
27715 Alger Lane
Madison Heights, MI 48071-4523

First Clearing Corporation                              9,825.4220                   5.78%
A/C 6338-8396
Betty May Nicholas
866 Dursley
Bloomfield, MI  48304-2010

First Clearing Corporation                              9,496.6760                   5.59%
A/C 8304-7634
Emily T. Wheeler TTEE
Emily T. Wheeler Trust
1632 Tawas Beach Road
East Tawas, MI  48730-9330

First Clearing Corporation                              9,155.7770                   5.39%
A/C 6852-6451
Marylee A. Roven &
Sheryl C Roven
13644 Wesley
Southgate, MI  48195-1719

SEI Investments Co.                                       9.4880                    100.00%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


                                      -67-


MICHIGAN MUNICIPAL BOND FUND                        OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. (Reinv)                                 1,650,466.5360                11.02%
ATTN Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co. TTEE                                   13,177,920.6510                87.97%
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777


NATIONAL TAX EXEMPT BOND FUND                       OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Soy Capital AG Services & Trust Co                     87,606.2410                  11.37%
455 N Main Street
Decatur, IL  62523-1103

First Clearing Corporation                             352,023.9800                 45.70%
A/C 1143-7442
Bill Anest
400 S. Curran
Grayslake, IL  60030-9784


NATIONAL TAX EXEMPT BOND FUND                       OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B SHARES)                                                                     OWNED
Donaldson Lufkin Jenrette                               5,966.1940                   8.86%
Securities Corporation Inc.
P. O. Box 2052
Jersey City, NJ  07303-2052

NFSC FEBO #WHL -000396                                 12,584.9330                  18.69%
Betty J Bowen
2400 Country Club Dr
Springfield, IL  62704-3262

Harlan Hawkins &                                       13,420.2570                  19.93%
Mark Hawkins TTEE
U/A DTD May 21, 1992
Cecil C Hawkins Trust
4412 George Ave
Cortland IL 60112


                                      -68-

First Clearing Corporation                              4,617.8700                   6.86%
A/C 2099-9089
James E. Chenault &
Judith E. Chenault
8609 Cool Brook Ct.
Louisville, KY  40291-1501

First Clearing Corporation                              5,176.2600                   7.69%
A/C 5482-0768
Theodore R. McDonald &
Rose Ann McDonald
7712 St. Bernard Ct.
Louisville, KY  40291-2462

First Clearing Corporation                              7,279.5490                  10.81%
A/C 7309-7317
Howard B. Smith, Jr.
545 Country Manor Lane
Shepherdsville, KY  40165-9543


NATIONAL TAX EXEMPT BOND FUND                       OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
SEI Investments Co                                       10.5350                    100.0%
ATTN  Rob Silvestri
One Freedom Valley Drive
Oaks, PA  19456


NATIONAL TAX EXEMPT BOND FUND                       OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon & Co. TTEE                                   13,609,198.2920                 82.68%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                    2,001,734.7220                 12.16%
c/o Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


                                      -69-


OHIO TAX EXEMPT BOND FUND                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
Evern Securities C/O BNY Clearing Services             28,219.4520                   5.86%
Cust FBO
FFC Ellen Stirm MAVEC S/D IRA UA
A/C OL58-4485-3981
111 E. Kilbourn Ave
Milwaukee, WI  53202-6611

First Clearing Corporation                             97,721.5960                  20.28%
A/C 1528-5380
David J. Beverly &
Pamela C. Beverly
1128 Laguna Drive
Huron, OH  44839-2605

First Clearing Corporation                             51,410.1760                  10.67%
A/C 1750-2503
Edward B. Brandon &
Phyllis P. Brandon JTWROS
Lakepoint Office Park Ste. 470
3201 Enterprise Pkwy.


OHIO TAX EXEMPT BOND FUND                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
SEI Investments Co                                        9.5240                    100.0%
ATTN  Rob Silvestri
One Freedom Valley Drive
Oaks, PA  19456


OHIO TAX EXEMPT BOND FUND                           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon and Co. (Cash)                               13,578,007.5630                 86.56%
National City Bank
Trust Mutual Funds - 5312
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon and Co. (Cash/Reinv)                          1,590,746.1530                 10.18%
National City Bank
Trust Mutual Funds-5312
P.O. Box 94777
Cleveland, OH  44101-4777


PENNSYLVANIA MUNICIPAL BOND FUND                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
National Financial Services Corp                        5,113.0560                  19.01%
FBO Gary S Lengel
Bin #TGA 100897
200 Liberty St #FL
New York, NY  10281-1003

First Clearing Corporation                             10,185.0380                  37.86%
FBO Sara Zimmer
ACCT # 8963-5901
PO Box 1357
Richmond, VA  23218-1357

First Clearing Corporation                              8,587.1490                  31.92%
A/C 7618-3716
Helga A. Suhr
304 Michigan Avenue
Lower Burrell, PA  15068-2936

First Clearing Corporation                              2,287.2830                   8.50%
A/C 4267-7452
John M. Hankey
2430 Renton Road
Pittsburgh, PA  15239-1227

SEI Investments Co.                                      10.0900                    100.00%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


PENNSYLVANIA MUNICIPAL  BOND FUND                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
Sheldon and Co.                                       4,250,189.8750                 94.52%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984


TAX EXEMPT MONEY MARKET FUND                        OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
National City MI/IL                                   19,292,000.000                 9.73%
FBO Corporate PCG/Retail Sweep Cust
Cash Management Operations
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419


                                      -71-

First Clearing Corporation                           100,631,738.0800               50.74%
P.O. Box 6629
Glen Allen, VA  23058-6629

Indiana                                              13,299,284.0800                 6.71%
National City Bank of Indiana
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad St. LOC. 16-0347
Columbus, OH  43222-1419

National City Bank                                   37,923,102.7300                 19.12%
FBO PCG/Retail Sweep Customers
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419


TAX EXEMPT MONEY MARKET FUND                        OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
National City Bank                                   31,829,434.3500                 7.35%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   119,853,497.7800               27.66%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   25,590,146.7500                 5.91%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   34,952,975.8100                 8.07%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   53,453,421.0300                 12.34%
Operations Center
ATTN:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


                                      -72-

National City Bank                                   85,057,793.7800                19.63%
Money Market Unit/Loc. 5312
4100 W. 150th Street
Cleveland, OH 44135-1389

National City Bank                                   51,483,527.3500                11.88%
Trust Operations
Operations Center
3rd floor North Annex
4100 W 150th Street
Cleveland, OH 44135-1389


MONEY MARKET FUND                                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
National City MI/IL                                  121,404,000.000                 7.26%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street  Loc. 16-0347
Columbus, OH  43222-1419

Pennsylvania                                         331,296,000.0000               19.82%
FBO Corporate Autosweep Customers
C/o National Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Wheat First Securities                               736,464,492.2300               44.05%
P.O. Box 6629
Glen Allen, VA  23058-6629

National City Bank                                   263,048,000.0000               15.73%
FBO PCG/Retail Sweep Customer
770 W. Broad St. Location 16-0347
Columbus, OH  43222-1419

National City Bank                                   86,357,066.9900                 5.17%
FBO PCG/Retail Sweep Customer
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419


MONEY MARKET FUND                                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS B SHARES)                                                                     OWNED
First Clearing Corporation                             56,293.6900                  11.28%
A/C 7335-5550
Roger L. Schafer IRA
FCC as Custodian
3945 7th Street
New Kensington, PA  15068-7205


                                      -73-

S&H Machine Products, Inc.                             37,202.9500                   7.46%
Stanimir M. Vitkovic
6180 West Smith Road
Medina, OH 44256-8949

First Clearing Corporation                             90,318.2100                  18.10%
A/C 2065-0386
Carborundum Grinding Wheel Co Savings Plan
1011 E. Front Street
P.O Box 759

Linda J. Newberry                                      28,321.2700                   5.68%
And Joan E. Newberry JTWROS
2311 Wealthy St SE Apt. 20
Grand Rapids, MI  49506-3038


MONEY MARKET FUND                                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS C SHARES)                                                                     OWNED
SEI Investments Co.                                      100.0000                   100.00%
ATTN:  Rob Silvestri
One Freedom Valley Road
Oaks, PA  19456


MONEY MARKET FUND                                   OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
National City Bank                                   749,725,275.8500               24.37%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   344,208,113.6300               11.19%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   334,382,795.7500               10.87%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


                                      -74-

National City Bank                                   547,512,558.1500               17.80%
Money Market Unit/Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   190,031,530.5700                6.18%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


GOVERNMENT MONEY MARKET FUND                        OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
National City MI/IL                                  195,728,000.0000               37.01%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street Loc. 16-0347
Columbus, OH  43222-1419

Pennsylvania                                         220,752,000.0000               41.75%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Wheat First Securities                               63,749,420.5200                12.06%
P.O. Box 6629
Glen Allen, VA  23058-6629


GOVERNMENT MONEY MARKET FUND                        OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
National City Bank                                   147,232,690.6500               13.87%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 West 150th Street
Cleveland, OH  44135-1389

National City Bank                                   267,420,291.7100               25.20%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


                                      -75-

National City Bank                                   202,606,768.0700               19.09%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   135,909,099.2700               12.81%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   122,318,760.0200                11.53%
Money Market Unit/Loc 5312
4100 W. 150th St
Cleveland, OH  44135-1389

National City Bank                                   77,541,211.5700                 7.31%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


TREASURY MONEY MARKET FUND                          OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
National City Bank MI/IL                              62,281,000.000                72.13%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad St. Location 16-0347
Columbus, OH  43222-1419

Wheat First Securities                               16,814,781.9400                 19.47%
P.O. Box 6629
Glen Allen, VA  23058-6629


TREASURY MONEY MARKET FUND                          OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
National City Bank                                   135,448,065.7600                32.81%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


                                      -76-

National City Bank                                   51,320,452.9400                 12.43%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   38,102,557.8700                 9.23%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   34,123,799.6700                 8.27%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   22,548,457.2700                 5.46%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   36,222,633.5000                 8.77%
Money Market Unit/Loc. 5312
4100 W 150th St
Cleveland, OH  44135-1389

National City Bank                                   35,695,067.7500                 8.65%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


TREASURY PLUS MONEY MARKET FUND                     OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                     OWNED
The Bank of New York                                  1,430,776.1700                88.95%
TRST FOA CCMT Series 1995-2
Attn: Craig Phildius
101 Barclay Street 12E
New York, NY 10286-0099

Sarasota Sailing Sqaratron Inc.                        82,480.4300                   5.13%
P.O. Box 1927
Sarasota, FL  34230-1927


                                      -77-

Sarasota Sailing Sqaratron Inc.                        81,194.4400                   5.05%
P.O. Box 1927
Sarasota, FL  34230-1927


TREASURY PLUS MONEY MARKET FUND                     OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                     OWNED
National City Bank                                   146,426,278.6300               88.20%
Money Market Unit / Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

National City                                        11,448,367.7300                 6.90%
Money Market Unit / Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1304


OHIO MUNICIPAL MONEY MARKET FUND                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS A SHARES)                                                                              OWNED
National City Bank                                    2,473,697.7700                 7.46%
FBO PCG/Retail Sweep Customers
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

National City Bank                                   27,091,022.5900                81.65%
FBO PCG/Retail Sweep Customers
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

First Clearing Corporation                            1,784,539.9900                 5.38%
A/C 7655-6279
Stephen Sweetnich
Christine Sweetnich
10114 Highland Drive
Brecksville, OH 44141-3327


OHIO MUNICIPAL MONEY MARKET FUND                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
(CLASS I SHARES)                                                                              OWNED
National City Bank                                   26,060,512.4100                19.94%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


                                      -78-

National City Bank                                   22,482,814.0200                17.20%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   67,593,843.3900                51.72%
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND           OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
CLASS (A SHARES)                                                                     OWNED
Pennsylvania                                         27,379,000.0000                 46.75%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Pennsylvania                                         28,040,975.5200                 47.88%
National City Bank of Pennsylvania
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad Street 16-0347
Columbus, OH  43222-1419


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
(CLASS I SHARES)                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
                                                                                     OWNED
National City Bank                                   106,415,574.4200                97.50%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


EQUITY GROWTH FUND
(CLASS A SHARES)                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
                                                                                     OWNED
State Street Bank & Trust TTEE                        4,723,407.7680                75.53%
FBO First Energy Corp.
   Savings Plan
DTD 7/1/98
105 Rosemont Ave. WES/IN
Westwood, MA  02090-2318


                                      -79-


EQUITY GROWTH FUND
(CLASS B SHARES)                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
                                                                                     OWNED
First Clearing Corporation                              6,778.2040                   5.15%
A/C 4815-5374
Ernest Kline IRA
FCC as Custodian
12 Deerfield Lane
Beachwood, OH  44122-7502


EQUITY GROWTH FUND
(CLASS C SHARES)                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
                                                                                     OWNED
First Clearing Corporation                              1,277.5060                   13.83%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               589.6640                    6.38%
A/C 4858-4008
Mary S. Kowtun IRA
FCC as Custodian
6417 Rousseau Drive
Parma, OH  44129-6306

First Clearing Corporation                               645.2610                    7.08%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479

First Clearing Corporation                               850.4610                    9.21%
A/C 6490-8961
Homer M. Osborne IRA
FCC as Custodian
5 Patricia St
Charleroi, PA  15022-9439

First Clearing Corporation                              4,140.2400                  44.83%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512


                                      -80-


EQUITY GROWTH FUND
(CLASS I SHARES)                                    OUTSTANDING SHARES     PERCENTAGE OF FUND SHARES
                                                                                     OWNED
Sheldon & Co. (Cash/Reinv)                           12,128,801.3560                28.14%
c/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         6,589,032.1930                15.29%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

C/O National City Bank                               23,273,490.5250                54.00%
Shelden & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

                                   APPENDIX A


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CCC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

          "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

          * Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

          N.R. Not rated. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC," "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

          'NR' indicates the Fitch IBCA does not rate the issuer or issue in question.

          'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

          RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.


          Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

          Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

          "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

                                   APPENDIX B

          As stated in the Prospectus, the Strategic Income Bond Fund (the "Fund") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

          USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

          DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

          EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of
98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

          In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

          The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

          If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

          EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

          For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

          The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

          If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX FUTURES CONTRACTS

          GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

          Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

          The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS

          Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

          There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

          Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

          The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                   FORM N-1A

                          PART C -- OTHER INFORMATION

ITEM 23.  EXHIBITS.

    (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No. 48").

         1. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a.1 to PEA No. 48.

         2. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a.2 to PEA No. 48.

         3. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a.3. to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

         4. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

         5. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to
    Exhibit 1(d) to PEA No. 26.

         6. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Money, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to
    Exhibit 1(e) to PEA No. 26.

         7. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional
    Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

         8. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to
    Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

         9. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to
    Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

        10. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

        11. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the Intermediate Government
    Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

        12. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z -- Special Series 1 and Class Z -- Special Series 2,
    Class AA, Class AA -- Special Series 1 and Class AA -- Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit (1)(k) to PEA No. 44.

        13. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB -- Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

        14. Form of Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds.

        15. Form of Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds.

        16. Form of Certificate of Classification of Shares reflecting the creation of Class MM, Class MM -- Special Series 1, Class MM -- Special Series 2 and Class MM -- Special Series 3 Shares representing interests in the Strategic Income Bond Fund.

    (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit b to PEA No. 48.

         1. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b.1 to PEA No. 48.

         2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit 2(b) to PEA No. 35.

         3. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998.

         4. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997.

    (c) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit a to PEA No. 48.

    (d) 1. Advisory Agreement for the Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, National Tax Exempt Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Equity Income, Small Cap Value, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds between Registrant and National City Bank, dated November 19, 1997 is incorporated by reference to Exhibit 5(a) to PEA No. 44.

         2. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(b) to PEA No. 44.

         3. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(c) to PEA No. 44.

         4. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated by reference to Exhibit 5(d) to PEA No. 44.

         5. Sub-Advisory Agreement for the Core Equity and Total Return Advantage Funds between National City Bank and National Asset Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(e) to PEA No. 44.

         6. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

         7. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

         8. Form of Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company.

         9. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company.

    (e) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated by reference to Exhibit 6 to PEA No. 44.

    (f) None.

    (g) 1. Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit
    g.1 to PEA No. 48.

         2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g.2 to PEA No. 48.

         3. Amended Exhibit A, dated June 16, 2000, to the Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994.

    (h) 1. Administration Agreement between Registrant and SEI Fund Resources, dated May 1, 1998 is incorporated by reference to Exhibit 9(b) to PEA No. 44.

         2. Amendment No. 1, dated February 22, 2000, to the Administration Agreement between Registrant and SEI Fund Resources, dated May 1, 1998.

         3. Sub-Administration Agreement between SEI Fund Resources and National City Bank, dated May 1, 1998 is incorporated by reference to Exhibit
    9(c) to PEA No. 44.

         4. Amendment No. 1, dated February 22, 2000, to the Sub-Administration Agreement between SEI Fund Resources and National City Bank, dated May 1, 1998.

         5. Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

         6. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.

         7. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between State Street Bank and Trust Company, dated March 1, 1997.

         8. Revised Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, is incorporated herein by reference to Exhibit
    9(e) to PEA No. 33.

         9. Form of Servicing Agreement.

        10. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 46.

    (i) Opinion and consent of Drinker Biddle & Reath LLP as counsel to Registrant is incorporated herein by reference to Exhibit 10(a) to PEA No. 44.

    (j) Consent of Drinker Biddle & Reath LLP.

    (k) None.

    (l) 1. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit l.1 to PEA No. 48.

         2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit l.2 to PEA No. 48.

         3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit l.3 to PEA No. 48.

         4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit l.4 to PEA No. 48.

         5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit l.5 to PEA No. 48.

         6. Purchase Agreement between Registrant and Allmerica
    Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit 1.6 to PEA No. 48.

         7. Purchase Agreement between Registrant and Allmerica
    Investments, Inc. with respect to the Equity Income Portfolio, dated
    June 30, 1994 is incorporated herein by reference to Exhibit l.7 to PEA No. 48.

         8. Purchase Agreement between Registrant and Allmerica
    Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit l.8 to PEA No. 48.

         9. Purchase Agreement between Registrant and Allmerica
    Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit l.9 to PEA No. 48.

        10. Purchase Agreement between Registrant and Allmerica
    Investments, Inc. with respect to the National Tax Exempt Bond Fund is incorporated herein by reference to Exhibit l.10 to PEA No. 48.

        11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to
    Exhibit 13(j) to PEA No. 33.

        12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to
    Exhibit 13(k) to PEA No. 33.

        13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

        14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

        15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to PEA No. 36.

        16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U -- Special Series 1).

        17. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 13(p) to PEA No. 33.

        18. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

        19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

        20. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit 13(s) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-488/811-4416) filed on December 18, 1997 ("PEA No. 38").

        21. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund.

        22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund (Class BB and Class BB -- Special Series 1).

        23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z -- Special Series 1 and Class Z -- Special Series 2) and the National Tax-Exempt Fund (Class L, Class L -- Special Series 1 and Class L -- Special Series 2).

        24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U).

        25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds.

        26. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Strategic Income Bond Fund (Class MM, Class MM -- Special Series 1, Class MM -- Special Series 2 and Class MM -- Special Series 3).

    (m) 1. Service and Distribution Plan for the A (formerly, Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

         2. B shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit 15(b) to PEA No. 38.

         3. C Shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit m.3. to PEA No. 47.

    (n) None.

    (o) Revised Plan Pursuant to Rule 18f-3 for Operation of a
Multi-Class System is incorporated herein by reference to Exhibit (n) to PEA No. 47.

    (p)  1. Code of Ethics of Armada Funds.

         2. Code of Ethics of SEI Investments Distribution Co.

         3. Code of Ethics of National City Investment Management Company.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    Registrant is controlled by its Board of Trustees.

ITEM 25.  INDEMNIFICATION.

    Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in
Article 6 of the Distribution Agreement, incorporated by reference as Exhibit
(e) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits g.1 and h.4 hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

    In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:

    9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

    The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

    Section 12 of Registrant's Custodian Services Agreement provides as follows:

    12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the

    Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

    In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

    Section 6 of Registrant's Transfer Agency Agreement provides as follows:

    6. INDEMNIFICATION

    6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

       (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

       (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

       (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

       (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

       (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

       (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

    6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

    6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

    6.4 In order that the indemnification provisions contained in this
    Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

    Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    (a)  Investment Adviser: National City Investment Management Company
("IMC").

    IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds. As of August 1, 1998, Wellington Management Company LLP (the "sub-adviser") ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund.

    To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                  NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                        POSITION WITH NATIONAL CITY INVESTMENT     OTHER BUSINESS
NAME                              MANAGEMENT COMPANY                CONNECTIONS       TYPE OF BUSINESS
----                    ---------------------------------------  ------------------   ----------------
Kathleen T. Barr        Managing Director, Sales and Marketing   National City Bank   Bank affiliate
Robert M. Leggett       Vice Chairman of the Board, President    National City Bank   Bank affiliate
                        and Managing Director
Michael Minnaugh        Chairman of the Board and Managing       National City Bank   Bank affiliate
                        Director
Joseph C. Penko         Vice President and Director, Legal       National City Bank   Bank affiliate
                        Affairs
Donald L. Ross          Chief Investment Officer and Managing    National City Bank   Bank affiliate
                        Director

    (b)  Sub-Investment Adviser: National Asset Management Corporation ("NAM").

    NAM performs sub-investment advisory services for the Registrant's Total Return Advantage and Core Equity Funds. NAM is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

    To the knowledge of Registrant, none of the directors or officers of NAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal business of the directors and certain of the senior executive officers of NAM who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                     NATIONAL ASSET MANAGEMENT CORPORATION

                                                                    OTHER BUSINESS
NAME                     POSITION WITH NATIONAL ASSET MANAGEMENT     CONNECTIONS       TYPE OF BUSINESS
----                     ---------------------------------------  ------------------   ----------------
William F. Chandler      Founder and Principal
Carl W. Hafele           CEO and Principal                        None
Michael C. Heyman        Principal                                None
David B. Hiller          Principal                                None
Stephen G. Mullins       Principal                                None
Larry J. Walker          Principal                                None
John W. Ferreby          Principal                                None
Catherine R. Stodghill   Principal                                None
Erik N. Evans            Principal                                None
Brent A. Bell            Principal                                None
Randall T. Zipfel        COO and Principal                        None
Matt Bevin               Principal                                None
Dave Chick               Principal                                None

ITEM 27.  PRINCIPAL UNDERWRITER.

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

                               SEI Daily Income Trust
                             SEI Liquid Asset Trust
                              SEI Tax Exempt Trust
                                 SEI Index Fund
                        SEI Institutional Managed Trust
                     SEI Institutional International Trust
                        The Advisors' Inner Circle Fund
                                The Pillar Funds
                                     CUFUND
                               STI Classic Funds
                           First American Funds, Inc.
                     First American Investment Funds, Inc.
                                 The Arbor Fund
                              The PBHG Funds, Inc.
                          The Achievement Funds Trust
                              Bishop Street Funds
                           STI Classic Variable Trust
                                   ARK Funds
                                Huntington Funds
                           SEI Asset Allocation Trust
                                   TIP Funds
                      SEI Institutional Investments Trust
                      First American Strategy Funds, Inc.
                                 HighMark Funds
                                  Armada Funds
                        PBHG Insurance Series Fund, Inc.
                              The Expedition Funds
                               Alpha Select Funds
                              Oak Associates Funds
                              The Nevis Fund, Inc.
                               CNI Charter Funds
                           The Armada Advantage Fund
                              Amerindo Funds, Inc.
                              Friends Ivory Funds
                              Huntington VA Funds
                               Boston 1784 Funds
                          SEI Insurance Products Trust

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                                                               POSITIONS AND
                                                                               OFFICES WITH
NAME                             POSITION AND OFFICE WITH UNDERWRITER           REGISTRANT
----                      --------------------------------------------------  ---------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors                  --
Richard B. Lieb           Director, Executive Vice President                            --
Carmen V. Romeo           Director                                                      --
Mark J. Held              President & Chief Operating Officer                           --
Gilbert L. Beebower       Executive Vice President                                      --
Dennis J. McGonigle       Executive Vice President                                      --
Robert M. Silvestri       Chief Financial Officer & Treasurer                           --
Leo J. Dolan, Jr.         Senior Vice President                                         --
Carl A. Guarino           Senior Vice President                                         --
Jack May                  Senior Vice President                                         --
Hartland J. McKeown       Senior Vice President                                         --
Kevin P. Robins           Senior Vice President                                         --
Patrick K. Walsh          Senior Vice President                                         --
Robert Aller              Vice President                                                --
Todd Cipperman            Vice President, Assistant Secretary & General
                          Counsel                                                       --
S. Courtney E. Collier    Vice President & Assistant Secretary                          --
Robert Crudup             Vice President & Managing Director                            --
Richard A. Deak           Vice-President & Assistant Secretary                          --
Barbara Doyne             Vice President                                                --
Jeff Drennen              Vice President                                                --
James R. Foggo            Vice-President & Assistant Secretary                          --
Vic Galef                 Vice President & Managing Director                            --
Lydia A. Gavalis          Vice President & Assistant Secretary                          --
Greg Gettinger            Vice President & Assistant Secretary                          --
Kathy Heilig              Vice President                                                --
Jeff Jacobs               Vice President                                                --
Samuel King               Vice President                                                --
Kim Kirk                  Vice President & Managing Director                            --
John Krzeminski           Vice President & Managing Director                            --
Christine M. McCullough   Vice President & Assistant Secretary                          --
Carolyn McLaurin          Vice President & Managing Director                            --
W. Kelso Morrill          Vice President & Managing Director                            --
Mark Nagle                Vice President                                                --
Joanne Nelson             Vice President                                                --
Cynthia M. Parrish        Vice President & Secretary
Kim Rainey                Vice President                                                --
Rob Redican               Vice President                                                --
Maria Rinehart            Vice President                                                --
Daniel Spaventa           Vice President                                                --
Lynda J. Striegel         Vice President & Assistant Secretary                          --
Lori L. White             Vice President & Assistant Secretary                          --
Timothy D. Barto          Vice President & Assistant Secretary                   Assistant
                                                                                 Treasurer

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

    (a) National City Investment Management Company, 1900 East Ninth Street, Cleveland, Ohio, 44114-3484, and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135, (records relating to their functions as investment adviser and custodian); and National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202 (records relating to its function as sub-adviser to the Core Equity and Total Return Advantage Funds).

    (b) SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and administrator).

    (c) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

    (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

ITEM 29.  MANAGEMENT SERVICES.

    Inapplicable.

ITEM 30.  UNDERTAKINGS.

    None.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 18th day of July, 2000.

                                ARMADA FUNDS
                                Registrant

                                By:             /s/ *ROBERT D. NEARY
                                     -----------------------------------------
                                         TRUSTEE AND CHAIRMAN OF THE BOARD
                                                  Robert D. Neary

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 52 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                    DATE
          ---------                       -----                    ----
      /s/ JOHN H. LEVEN
------------------------------  Treasurer                      July 18, 2000
        John H. Leven

      /s/ *LEIGH CARTER
------------------------------  Trustee                        July 18, 2000
         Leigh Carter

     /s/ *JOHN F. DURKOTT
------------------------------  Trustee                        July 18, 2000
       John F. Durkott

    /s/ *ROBERT J. FARLING
------------------------------  Trustee                        July 18, 2000
      Robert J. Farling

    /s/ *RICHARD W. FURST
------------------------------  Trustee                        July 18, 2000
       Richard W. Furst

     /s/ GERALD GHERLEIN
------------------------------  Trustee                        July 18, 2000
       Gerald Gherlein

     /s/ *HERBERT MARTENS
------------------------------  President and Trustee          July 18, 2000
       Herbert Martens

          SIGNATURE                       TITLE                    DATE
          ---------                       -----                    ----
     /s/ *ROBERT D. NEARY
------------------------------  Trustee and Chairman of        July 18, 2000
       Robert D. Neary            the Board

    /s/ *J. WILLIAM PULLEN
------------------------------  Trustee                        July 18, 2000
      J. William Pullen

*By:    /s/ W. BRUCE MCCONNEL
      -------------------------
          W. Bruce McConnel
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

      EXHIBITS
---------------------
              (a)(14)   Form of Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing
                          interests in the International Equity, Small Cap Value,
                          Small Cap Growth, Equity Growth, Tax Managed Equity, Core
                          Equity, Equity Index, Equity Income, Balanced Allocation,
                          Total Return Advantage, Bond, Intermediate Bond, GNMA,
                          Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal,
                          National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S.
                          Government Income, Michigan Municipal Bond and Money
                          Market Funds

              (a)(15)   Form of Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S.
                          Government Income, Aggressive Allocation, Conservative
                          Allocation, Mid Cap Growth and Michigan Municipal Bond
                          Funds

              (a)(16)   Form of Certificate of Classification of Shares reflecting the creation of Class MM -- Special Series 1,
                          Class MM -- Special Series 2 and Class MM -- Special
                          Series 3 Shares representing interests in the Strategic
                          Income Bond Fund

               (b)(3)   Amendment No. 3 to Code of Regulations

               (b)(4)   Amendment No. 4 to Code of Regulations

               (d)(8)   Form of Advisory Agreement for the Mid Cap Growth, Large Cap
                          Ultra, U.S. Government Income, Michigan Municipal Bond and
                          Treasury Money Market Funds between Registrant and
                          National City Investment Management Company

               (d)(9)   Form of Advisory Agreement for the Strategic Income Bond
                          Fund between Registrant and National City Investment
                          Management Company

               (g)(3)   Amended Exhibit A, dated June 16, 2000 to the Custodian
                          Services Agreement between Registrant and National City
                          Bank, dated November 7, 1994

               (h)(2)   Amendment No. 1 dated February 22, 2000, to the
                          Administration Agreement between Registrant and SEI Fund
                          Resources, dated May 1, 1998

               (h)(4)   Amendment No. 1, dated February 22, 2000, to the
                          Sub-Administration Agreement between SEI Fund Resources and National City Bank, dated May 1, 1998

               (h)(7)   Letter amendment dated March 26, 1999, to the Transfer
                          Agency and Service Agreement between State Street Bank and
                          Trust Company, dated March 1, 1997

               (h)(9)   Form of Servicing Agreement

                  (j)   Consent of Drinker Biddle & Reath LLP

              (l)(16)   Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U -- Special Series 1)

              (l)(21)   Form of Purchase Agreement between Registrant and SEI
                          Investments Distribution Co. with respect to the Balanced
                          Allocation Fund

              (l)(22)   Purchase Agreement dated September 14, 1998 between
                          Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund

              (l)(23)   Purchase Agreement dated April 9, 1998 between Registrant
                          and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund and the National Tax-Exempt Fund

              (l)(24)   Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund

      EXHIBITS
---------------------
              (l)(25)   Purchase Agreement January 2, 1998 between Registrant and
                          SEI Investments Distribution Co. with respect to Special
                          Series 2 shares of the Money Market, Small Cap Value,
                          Equity Growth, Equity Income, Small Cap Growth,
                          International Equity, Core Equity, Intermediate Bond and
                          Bond Funds

              (l)(26)   Form of Purchase Agreement between Registrant and SEI
                          Investments Distribution Co. with respect to the Strategic
                          Income Bond Fund

               (p)(1)   Code of Ethics of Armada Funds

               (p)(2)   Code of Ethics of SEI Investments Distribution Co.

               (p)(3)   Code of Ethics of National City Investment Management
                          Company

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Armada Funds on May 11, 2000 and remains in effect on the date hereof:


                  FURTHER RESOLVED, that the officers of Armada and the Group required to execute amendments to Armada's and the Group's Registration Statements be, and hereby are, authorized to execute a Power of Attorney appointing Herbert R. Martens, Jr. and W. Bruce McConnel, III, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to the Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power of substitution and resubstitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.




                                  ARMADA FUNDS




                                  By:  /s/ W. Bruce McConnel
                                       ----------------------
                                       W. Bruce McConnel
                                       Secretary


Dated:  July 18, 2000

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Robert D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Robert D. Neary
-------------------
Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Leigh Carter, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Leigh Carter
----------------
Leigh Carter

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ John F. Durkott
-------------------
John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Richard W. Furst
--------------------
Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Robert J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Robert J. Farling
---------------------
Robert J. Farling

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ J. William Pullen
----------------------
J. William Pullen

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Herbert R. Martens, Jr. , hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Herbert R. Martens, Jr.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Gerald L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein